UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08846
First Focus Funds, Inc.
(Exact name of registrant as specified in charter)
First National Bank, 1620 Dodge Street, Omaha, NE 68197

(Address of principal executive offices) (Zip code)
Citi Fund Services Ohio, Inc. 3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 662-4203
Date of fiscal year end: March 31, 2009
Date of reporting period: September 30, 2008
Item 1. Reports to Stockholders.

FIRSTFOCUS FUNDS SHORT-INTERMEDIATE BOND FUND INCOME FUND BALANCED FUND CORE EQUITY FUND LARGE CAP GROWH FUND SMALL COMPANY FUND INTERNATION EQUITY FUND FIRST FOCUS FUNDS SEMI-ANNUAL REPORT SEPTEMBER 30, 2008 VALUE ,STABILITY. Service.Notice of first Focus Funds: Are Not FDIC Insured May Lose Value Have No Bank GUARANTEE Investors should carefully consider the investment objectives, risks, charges and expenses of the First Focus mutual funds involve risk including possibe risk of principal. This and other important information about the funds is contaimed in the prospectus which can be obtained by calling 1-800-662-4203. the prospects shoulld beread carefullyu before investinhg/. The first foucus funds are sistribute by nOtthem lights distributor c menmber finra/sipsc

Shareholder Letter	1
Portfolio Composition	2
Schedules of Portfolio Investments	4
Statements of Assets and Liabilities	24
Statements of Operations	26
Statements of Changes in Net Assets	28
Financial Highlights	32
Notes to Financial Statements	34
Additional Fund Information	40
Directors and Officers	45

September 30, 2008
Dear Shareholder,
The events of the last several months have been difficult to watch and experience as an investor. Panics and downturns, however painful, are part of our free market system. They have happened before and, quite honestly, they will happen again. But this is not the time to panic; rather, it is a time to look at things logically. While we cannot control events, we can control our response to events.
There is an unprecedented amount of liquidity being pumped into the financial system from central banks around the world. It will take time for this money to start circulating through the system and have any meaningful effect on the markets, but the timing is right. There are several factors that are working in our favor at this time:
1)	Valuations are as attractive as they have been in many years in almost every asset class.
2)	Housing affordability is back to where it was in 1990-1991.
3)	Corporate balance sheets are in much better shape than in previous downturns.
4)	Inflationary pressures are being driven out of the system.

5)	Exports are strong.
Please do not interpret my comments as being overly optimistic. We are in the final stages of a credit crisis, the likes of which we have never seen in this country. It will take time, and it will affect our economy for many years to come. Our attitudes towards borrowing and debt will not change overnight. However, people are already starting to look at their spending in a different light—how much they drive, what they drive, how often they eat out, even when and where they vacation. Is that really such a bad thing?
Let me assure you that it is natural and normal to experience the range of emotions that many of you are feeling. Even as professional investors, this has been painful for us to watch. Unlike many of the pundits and “talking heads” that generate noise in the media, we are not traders. We are long-term investors, and asset prices have just become much more attractive.
Patience is a virtue not just in life, but in investing. People will go on with their lives, go to work, and keep planning for their future. Please be patient and do not panic. This too will pass.
Thank you for your continued support of First Focus Funds, and we look forward to serving you for many years to come.
Stephen Frantz
Chief Investment Officer
sfrantz@fnni.com
Investment Concerns
There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability and fluctuations in currency and exchange rates.
Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.
Comments are provided as a general market overview and should not be considered investment advice or predictive of any future market performance.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit our website at www.firstfocusfunds.com.
Investors should carefully consider the investment objectives, risks, charges and expenses of the First Focus Funds. Mutual Funds involve risk including possible risk of principal. This and other important information about the Funds is contained in the prospectus, which can be obtained by calling 1-800-662-4203. The prospectus should be read carefully before investing. The First Focus Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

Portfolio Compostion*
September 30, 2008 (unaudited)
Short-Intermediate Bond Fund

Security Allocation	Percentage of Value of Investments
U.S. Treasuries	27.6%
Mortgage-Backed	20.3%
Cash Equivalents	18.8%
Agencies	14.6%
Financial	10.5%
Asset-Backed	3.5%
Technology	1.4%
Basic Materials	1.4%
Utilities	1.3%
Conglomerates	0.6%
Total	100.0%
Income Fund

Security Allocation	Percentage of Value of Investments
Mortgage-Backed	48.9%
U.S. Treasuries	12.2%
Agencies	9.9%
Financial	9.1%
Cash Equivalents	8.5%
Asset-Backed	4.0%
Utilities	2.5%
Consumer Goods	1.7%
Technology	1.7%
Basic Materials	0.8%
Conglomerates	0.7%
Total	100.0%
Balanced Fund

Security Allocation	Percentage of Value of Investments
Financial	23.7%
U.S. Treasuries	13.7%
Industrial Goods	9.9%
Services	9.1%
Agencies	8.7%
Basic Materials	8.4%
Cash Equivalent	8.1%
Technology	8.0%
Healthcare	7.3%
Consumer Goods	3.1%

Total	100.0%
Core Equity Fund

Security Allocation	Percentage of Value of Investments
Financial	15.0%
Technology	14.4%
Basic Materials	13.4%
Services	11.9%
Healthcare	11.1%
Consumer Goods	10.3%
Cash Equivalent	9.1%
Conglomerates	6.1%
Industrial Goods	5.7%
Utilities	3.0%

Total	100.0%

*	Portfolio composition is as of September 30, 2008 and is subject to change.

Portfolio Compostion*
September 30, 2008 (unaudited)
Large Cap Growth Fund

Security Allocation	Percentage of Value of Investments
Services	26.8%
Healthcare	20.4%
Technology	19.6%
Consumer Goods	11.7%
Basic Materials	9.0%
Financial	4.5%
Conglomerates	3.1%
Industrial Goods	2.9%
Cash Equivalents	2.0%

Total	100.0%
Growth Opportunities Fund

Security Allocation	Percentage of Value of Investments
Technology	14.6%
Financial	13.7%
Industrial Goods	13.1%
Cash Equivalent	12.2%
Healthcare	12.1%
Services	10.4%
Basic Materials	10.2%
Consumer Goods	8.6%
U.S. Treasuries	3.1%
Utilities	2.0%

Total	100.0%
Small Company Fund

Security Allocation	Percentage of Value of Investments
Services	22.1%
Financial	19.4%
Consumer Goods	10.8%
Basic Materials	10.2%
Technology	9.8%
Healthcare	9.1%
Cash Equivalent	6.6%
Industrial Goods	6.5%
Utilities	5.5%

Total	100.0%
International Equity Fund

Security Allocation	Percentage of Value of Investments
United Kingdom	25.3%
France	16.3%
Japan	13.2%
Germany	9.3%
Switzerland	7.8%
Other	4.5%
Netherlands	2.8%
Australia	2.6%
Italy	2.5%
Spain	2.4%
Sweden	2.0%
Singapore	1.9%
Taiwan	1.5%
Norway	1.2%
South Korea	1.0%
Ireland	1.0%
Hong Kong	0.9%
Malaysia	0.9%
Greece	0.8%
Finland	0.8%
Belgium	0.8%
Brazil	0.5%

Total	100.0%

*	Portfolio composition is as of September 30, 2008 and is subject to change.

SEMI-ANNUAL REPORT 2008
First Focus FundsSM
Schedule of Portfolio Investments
September 30, 2008 (Unaudited)
Short-Intermediate Bond Fund

Principal	Security
Amount	Description	Value
Asset-Backed Securities (4.2%):
$975,000	AmeriCredit Automobile Receivables Trust, 5.64%, 9/6/13	$945,874
858,000	Countrywide Asset-Backed Certificates, 4.46%, 5/25/37 (a)(b)	432,127
932,188	Residential Asset Mortgage Products, Inc., 4.02%, 3/25/33	741,179

Total Asset-Backed Securities		2,119,180

Commercial Mortgage Backed Securities (8.7%):
600,000	Banc of America Commercial Mortgage, Inc., 7.38%, 9/15/32	610,628
890,000	Bear Stearns Commercial Mortgage Securities, 5.53%, 9/11/41	817,523
775,000	First Union National Bank Commercial Mortgage, 8.64%, 10/15/32 (a)(b)	819,190
580,000	First Union National Bank Commercial Mortgage, 6.67%, 12/12/33	582,175
671,000	LB-UBS Commercial Mortgage Trust, 6.45%, 12/15/28	672,097
850,000	LB-UBS Commercial Mortgage Trust, 6.39%, 11/15/33	845,886

Total Commercial Mortgage Backed Securities		4,347,499

Corporate Bonds (18.3%):
	Aerospace & Defense (0.7%):
350,000	United Technologies Corp., 6.10%, 5/15/12	362,252

	Banks (4.3%):
890,000	Bank of New York Co., Inc., 6.38%, 4/1/12	896,163
935,000	Bank One Corp., 10.00%, 8/15/10	977,502
550,000	USB Capital IX, 6.19%, 4/15/49	269,500

		2,143,165

	Computers (1.7%):
825,000	Cisco Systems, Inc., 5.25%, 2/22/11	842,187

	Electric Integrated (1.6%):
400,000	Dayton Power & Light Co., 5.13%, 10/1/13	397,376
380,000	Wisconsin Energy Corp., 6.50%, 4/1/11	385,863

		783,239

	Financial Services (8.3%):
825,000	Countrywide Home Loan, 5.63%, 7/15/09	780,226
710,000	General Electric Capital Corp., 5.88%, 2/15/12	688,232
850,000	Goldman Sachs Group, Inc., 6.88%, 1/15/11	812,529
900,000	Household Finance Corp., 4.75%, 7/15/13	809,716
350,000	Merrill Lynch & Co., Inc., 5.45%, 2/5/13	315,287
415,000	Morgan Stanley, 6.75%, 4/15/11	307,148
631,595	Preferred Term Securities XXIV Ltd., 3.12%, 3/22/37 (a)(b)	439,748

		4,152,886

	Oil & Gas Exploration Services (1.7%):
825,000	Phillips Petroleum Co., 6.38%, 3/30/09	831,187

Total Corporate Bonds		9,114,916

Mortgage-Backed Securities (15.7%):
	Fannie Mae (7.5%):
1,500,000	4.00%, 9/25/10	1,535,300
2,185,000	4.00%, 3/25/15	2,181,506

		3,716,806

	Freddie Mac (8.2%)
1,876,243	4.50%, 1/15/17	1,856,929
2,260,000	4.50%, 12/15/17	2,268,542

		4,125,471

Total Mortgage-Backed Securities		7,842,277

U.S. Government Agency Obligations (17.5%):
	Fannie Mae (4.0%):
1,950,000	4.88%, 5/18/12 (L)	2,025,309
	Federal Home Loan Bank (3.5%):
1,700,000	4.88%, 5/14/10	1,741,840
	Freddie Mac (10.0%)
1,850,000	6.88%, 9/15/10	1,976,544
1,925,000	4.75%, 1/18/11 (L)	1,990,236
1,000,000	4.50%, 7/15/13	1,024,474

		4,991,254

Total U.S. Government Agency Obligations		8,758,403

Schedule of Portfolio Investments
September 30, 2008 (unaudited)
Short-Intermediate Bond Fund (concluded)

Shares or
Principal	Security
Amount	Description	Value
U.S. Treasury Obligations (33.4%):
	U.S. Treasury Notes (5.4%)
$2,600,000	4.00%, 4/15/10 (L)	$2,684,906
5,000,000	4.50%, 11/15/10 (L)	5,264,455
2,520,000	4.50%, 9/30/11	2,679,272
5,700,000	4.25%, 9/30/12 (L)	6,038,437

Total U.S. Treasury Obligations		16,667,070

Investment Company (1.3%):
646,162	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.48%(c)	646,162

Total Investment Companies		646,162

Pool of Investments Held as Collateral For Loaned Securities (20.9%):
10,441,482	Securities Lending Quality Trust	10,441,482

Total Pool of Investments Held as Collateral For Loaned Securities		10,441,482

Total Investments — 120.0% (Cost $60,450,411)(d)		59,936,989
Liabilities in excess of other assets — (20.0)%		(9,978,753)

NET ASSETS — 100.0%		$49,958,236

(a)	Security exempt from registration under Rule 144A of Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Investment Advisor based on procedures approved by the Board of Directors.

(b)	Variable rate security. The rate reflected is the rate in effect at September 30, 2008.

(c)	Rate disclosed is the seven day yield as of September 30, 2008.

(d)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.

(L)	All or a portion of security is on loan.
See accompanying notes to financial statements.

SEMI-ANNUAL REPORT
First Focus FundsSM
Schedule of Portfolio Investments
September 30, 2008 (Unaudited)
Income Fund

Principal	Security
Amount	Description	Value
Asset-Backed Securities (4.4%):
$1,075,000	Countrywide Asset-Backed Certificates, 4.46%, 5/25/37 (a) (b)	$541,418
1,197,379	Residential Asset Mortgage Products, Inc., 4.02%, 3/25/33	952,031
882,951	Structured Asset Securities Corp., 5.30%, 9/25/33 (b)	807,437

Total Asset-Backed Securities		2,300,886

Commercial Mortgage Backed Securities (16.2%):
1,348,000	Banc of America Commercial Mortgage, Inc., 5.35%, 9/10/47 (b)	1,223,466
1,000,000	Bear Stearns Commercial Mortgage Securities, 5.53%, 9/11/41	918,565
938,779	Citigroup Mortgage Loan Trust, Inc., 6.50%, 7/25/34	774,787
1,051,000	Commercial Mortgage Asset Trust, 7.64%, 11/17/32	1,083,869
879,902	Credit Suisse First Boston Mortgage Securities Corp., 5.75%, 4/25/33	807,036
900,000	First Union National Bank Commercial Mortgage, 8.64%, 10/15/32 (a) (b)	951,317
635,000	First Union National Bank Commercial Mortgage, 6.67%, 12/12/33	637,381
925,000	LB-UBS Commercial Mortgage Trust, 6.45%, 12/15/28	926,513
1,234,000	LB-UBS Commercial Mortgage Trust, 6.39%, 11/15/33	1,228,027

Total Commercial Mortgage Backed Securities		8,550,961

Corporate Bonds (17.7%):
	Aerospace & Defense (0.7%):
400,000	United Technologies Corp., 4.88%, 5/1/15	393,960

	Banks (1.1%):
675,000	USB Capital IX, 6.19%, 4/15/49	330,750
375,000	Wachovia Bank NA, 6.60%, 1/15/38	222,168

		552,918

	Computers (1.8%):
485,000	Cisco Systems, Inc., 5.50%, 2/22/16	466,048
450,000	Hewlett-Packard Co., 6.50%, 7/1/12	473,127

		939,175

	Electric Integrated (1.3%):
315,000	Alabama Power Co., 5.50%, 10/15/17	301,487
400,000	Dayton Power & Light Co., 5.13%, 10/1/13	397,376

		698,863

	Financial Services (6.9%):
605,000	American Express Co., 6.80%, 9/1/66	517,145
525,000	General Electric Capital Corp., 4.88%, 3/4/15	474,194
475,000	HSBC Finance Corp., 6.75%, 5/15/11	477,456
365,000	Merrill Lynch & Co., 5.00%, 1/15/15	298,650
350,000	Morgan Stanley, 4.75%, 4/1/14	185,533
912,309	Preferred Term Securities XXI Ltd., 5.71%, 3/22/38 (a)	817,657
651,487	Preferred Term Securities XXIV Ltd., 3.12%, 3/22/37 (a)(b)	453,598
553,000	UBS Preferred Funding Trust, 6.24%, 5/29/49	426,109

		3,650,342

	Food & Beverage (0.7%):
400,000	Bottling Group LLC, Series B, 4.13%, 6/15/15	364,450

	Insurance (1.9%):
590,000	Chubb Corp., 6.80%, 11/15/31	562,275
420,000	General Reinsurance Corp., 9.00%, 9/12/09	434,820

		997,095

	Office Automation & Equipment (1.2%):
675,000	Pitney Bowes, Inc., 5.25%, 1/15/37	621,269

	Oil & Gas Exploration Services (0.8%):
400,000	Tosco Corp., 8.13%, 2/15/30	445,159

	Utilities (1.3%):
590,000	Laclede Gas Co., 6.50%, 11/15/10	613,122
80,000	Laclede Gas Co., 6.50%, 10/15/12	83,366

		696,488

	Total Corporate Bonds	9,359,719

Schedule of Portfolio Investments
September 30, 2008 (Unaudited)
Income Fund (concluded)

Principal	Security
Amount	Description	Value
Mortgage-Backed Securities (36.5%):
	Fannie Mae (12.4%)
$879,389	5.50%, 11/1/16	$887,229
186,219	4.50%, 12/1/18	183,481
1,315,000	4.00%, 2/25/19	1,207,135
1,226,487	7.50%, 8/1/22	1,335,710
369,084	5.00%, 8/1/34	359,871
2,578,664	5.50%, 8/1/37	2,573,866

		6,547,292

	Freddie Mac (24.1%)
1,005,239	5.00%, 12/15/15	1,011,299
2,485,000	4.00%, 1/15/17	2,457,785
616,139	4.50%, 1/15/17	609,797
1,090,000	4.50%, 4/15/19	1,053,372
1,244,000	4.50%, 6/15/21	1,119,306
443,995	4.25%, 4/15/22	444,334
2,040,000	5.00%, 4/15/28	2,052,731
2,030,000	5.00%, 2/15/29	2,039,166
2,025,000	5.00%, 3/15/34	1,961,277

		12,749,067

Total Mortgage-Backed Securities		19,296,359

U.S. Government Agency Obligations (10.6%):
	Fannie Mae (3.8%)
525,000	5.13%, 4/15/11 (L)	548,638
1,385,000	5.38%, 6/12/17 (L)	1,452,132

		2,000,770

	Federal Home Loan Bank (3.8%):
2,050,000	3.88%, 6/14/13	2,027,415

	Freddie Mac (3.0%):
1,565,000	4.50%, 1/15/15	1,579,206

Total U.S. Government Agency Obligations		5,607,391

U.S. Treasury Obligations (13.2%):
	U.S. Treasury Bonds (3.3%)
850,000	8.88%, 2/15/19	1,189,801
450,000	5.50%, 8/15/28 (L)	512,543

		1,702,344

Shares or
Principal	Security
Amount	Description	Value
U.S. Treasury Obligations — Continued
	U.S. Treasury Notes (9.9%)
$350,000	3.88%, 9/15/10	$363,563
500,000	4.75%, 5/31/12	537,304
500,000	4.25%, 8/15/13 (L)	530,742
900,000	4.75%, 5/15/14 (L)	982,969
750,000	4.50%, 11/15/15 (L)	801,796
1,900,000	4.63%, 2/15/17	2,021,868

		5,238,242

Total U.S. Treasury Obligations		6,940,586

Investment Company (1.1%):
592,506	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.48%(c)	592,506

Total Investment Companies		592,506

Pool of Investments Held as Collateral For Loaned Securities (7.9%):
4,146,653	Securities Lending Quality Trust	4,146,653

Total Pool of Investments Held as Collateral For Loaned Securities		4,146,653

Total Investments— 107.6% (Cost $58,811,003)(d)		56,795,061
Liabilities in excess of other assets — (7.6)%		(3,971,666)

NET ASSETS — 100.0%		$52,823,395

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Investment Advisor based on procedures approved by the Board of Directors.

(b)	Variable rate security. The rate reflected is the rate in effect at September 30, 2008.

(c)	Rate disclosed is the seven day yield as of September 30, 2008

(d)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.

(L)	All or a portion of security is on loan.
LLC Limited Liability Co.
See accompanying notes to financial statements.

SEMI-ANNUAL REPORT
First Focus FundsSM
Schedule of Portfolio Investments
September 30, 2008 (Unaudited)
Balanced Fund

	Security
Shares	Description	Value
Common Stocks (49.7%):
	Aerospace & Defense (0.7%):
2,000	Alliant Techsystems, Inc.(a)	$187,880

	Biotechnology (0.8%):
4,500	Biogen Idec, Inc.(a)	226,305

	Chemicals (3.2%):
4,000	Agrium, Inc.	224,320
2,000	Potash Corp. of Saskatchewan, Inc.	264,020
2,500	Praxair, Inc.	179,350
4,000	Sigma-Aldrich Corp.	209,680

		877,370

	Communications (1.1%):
3,000	L-3 Communications Holdings, Inc.	294,960

	Energy (1.3%):
15,000	The Williams Cos., Inc.	354,750

	Financial Services (1.2%):
4,000	Affiliated Managers Group, Inc.(a)	331,400

	Food & Beverage (4.1%):
3,000	Central European Distribution Corp.(a)	136,230
20,000	Safeway, Inc.	474,400
12,000	The Hain Celestial Group, Inc.(a)	330,360
6,000	The Pepsi Bottling Group, Inc.	175,020

		1,116,010

	Health Care Services (2.1%):
6,000	Cerner Corp.(a)	267,840
8,000	Psychiatric Solutions, Inc.(a)	303,600

		571,440

	Household Products (1.9%):
5,000	Avon Products, Inc.	207,850
5,000	Church & Dwight Co., Inc.	310,450

		518,300

	Industrial (3.3%):
7,500	AGCO Corp.(a)	319,575
6,000	Peabody Energy Corp.	270,000
6,000	Snap-on, Inc.	315,960

		905,535

	Information Technology Services (3.0%):
15,000	Cognizant Technology Solutions Corp.(a)	342,450
3,000	FactSet Research Systems, Inc.	156,750
7,000	FISERV, Inc.(a)	331,240

		830,440

	Insurance (4.2%):
6,000	AFLAC, Inc.	352,500
3,500	Everest Re Group Ltd.	302,855
12,000	HCC Insurance Holdings, Inc.	324,000
8,000	W.R. Berkley Corp.	188,400

		1,167,755

	Internet Security (1.2%):
17,000	Symantec Corp.(a)	332,860

	Manufacturing — Diversified (2.7%):
2,500	Eaton Corp.	140,450
8,000	Joy Global, Inc.	361,120
4,000	Roper Industries, Inc.	227,840

		729,410

	Medical Products (3.5%):
3,500	Charles River Laboratories International, Inc.(a)	194,355
3,000	Herbalife Ltd.	118,560
14,000	PSS World Medical, Inc.(a)	273,000
6,000	Stryker Corp.	373,800

		959,715

	Medical Services (0.9%):
5,000	West Pharmaceutical Services, Inc.	244,100

	Oil & Gas Exploration Services (4.1%):
1,500	Apache Corp.	156,420
3,000	Forest Oil Corp.(a)	148,800
4,000	Noble Energy, Inc.	222,360
2,000	Occidental Petroleum Corp.	140,900
10,000	Rowan Cos., Inc.	305,500
3,000	XTO Energy, Inc.	139,560

		1,113,540

Schedule of Portfolio Investments
September 30, 2008 (Unaudited)
Balanced Fund (continued)

	Security
Shares	Description	Value
Common Stocks — Continued
	Petroleum Refining (1.2%):
6,000	Tidewater, Inc.	$332,160

	Pharmaceuticals (2.6%):
10,000	HealthExtras, Inc.(a)	261,200
6,000	Pharmaceutical Product Development, Inc.	248,100
10,000	Valeant Pharmaceuticals International(a)	204,700

		714,000

	Software (1.9%):
10,000	Adobe Systems, Inc.(a)	394,700
5,000	Citrix Systems, Inc.(a)	126,300

		521,000

	Telecommunications (1.1%):
5,000	Anixter International, Inc.(a)	297,550

	Textile — Apparel (1.2%):
8,000	Coach, Inc.(a)	200,320
4,000	Guess?, Inc.	139,160

		339,480

	Utilities (2.4%):
12,000	MDU Resources Group, Inc.	348,000
15,000	Southern Union Co.	309,750

		657,750

Total Common Stocks		13,623,710

Preferred Stocks (8.4%):
	Diversified Financial Services (7.5%):
15,000	Bank of America Corp., 8.20%	341,250
25,000	Barclays Bank PLC, 8.13%	427,500
15,000	Fifth Third Capital Trust VII, 8.88%	161,550
10,000	JPMorgan Chase & Co., 8.63%	249,900
14,000	Merrill Lynch & Co., 8.63%	265,860
25,000	Morgan Stanley Capital Trust VI, 6.60%	295,000
10,000	Regions Financing Trust III., 8.88%	132,500
20,000	Wachovia Preferred Funding Corp., 7.25%	185,800

		2,059,360

	Insurance (0.9%):
28,000	AEGON NV, 6.38%	238,840

Total Preferred Stocks		2,298,200

Principal	Security
Amount	Description	Value
Corporate Bonds (14.5%):
	Energy (1.4%):
$400,000	TransCanada Pipelines Ltd., 6.50%, 8/15/18	$387,948
400,000	American Express Credit Corp., 5.88%, 5/2/13	368,660
600,000	American General Financial Services, 6.90%, 12/15/17	278,215
500,000	Bank of America N.A., 6.00%, 6/15/16	440,669
500,000	Harley-Davidson Funding Corp., 6.80%, 6/15/18(b)	468,172
400,000	International Lease Finance Corp., 6.38%, 3/25/13	252,604
500,000	KeyCorp, 6.50%, 5/14/13	359,932
500,000	Regions Bank, 7.50%, 5/15/18	396,351
500,000	Wachovia Corp., 5.25%, 8/1/14	306,593

		3,259,144

	Industrial (1.1%):
300,000	Stanley Works, 6.15%, 10/1/13	298,344

	Retail (1.5%):
500,000	Home Depot, Inc., 5.40%, 3/1/16	425,159

Total Corporate Bonds		3,982,647

U.S. Government Agency Obligations (8.9%):
	Fannie Mae (0.5%):
125,000	7.25%, 1/15/10 (L)	131,396

	Federal Farm Credit Bank (1.5%):
400,000	5.38%, 3/20/14	402,974

	Federal Home Loan Bank (4.2%)
750,000	4.63%, 11/21/08	751,560
400,000	4.20%, 6/26/13	397,190

		1,148,750

	Freddie Mac (2.7%):
750,000	5.13%, 10/15/08	750,578

Total U.S. Government Agency Obligations		2,433,698

U.S. Treasury Obligations (14.0%):
	U.S. Treasury Bills (3.6%):
1,000,000	1.68%, 8/27/09(c)	983,931

	U.S. Treasury Notes (10.4%)
1,175,000	4.88%, 8/15/09 (L)	1,205,018
1,000,000	5.13%, 6/30/11	1,078,984
550,000	4.88%, 2/15/12	591,078

		2,875,080

Total U.S. Treasury Obligations		3,859,011

SEMI-ANNUAL REPORT
First Focus FundsSM
Schedule of Portfolio Investments
September 30, 2008 (Unaudited)
Balanced Fund (concluded)

	Security
Shares	Description	Value
Investment Company (7.8%):
2,140,381	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.48%(d)	$2,140,381

Total Investment Companies		2,140,381

Pool of Investments Held as Collateral For Loaned Securities (0.5%):
127,281	Securities Lending Quality Trust	127,281

Total Pool of Investments Held as Collateral For Loaned Securities		127,281

Total Investments— 103.8% (Cost $29,438,562)(e)		28,464,928
Liabilities in excess of other assets — (3.8)%		(1,046,054)

NET ASSETS — 100.0%		$27,418,874

(a)	Non-income producing securities.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualilfied buyers. This security has been deemed liquid by the Investment Advisor based on procedures approved by the Board of Directors.

(c)	Rate represents the effective yield at purchase.

(d)	Rate disclosed is the seven day yield as of September 30, 2008.

(e)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.

(L)	All or a portion of security is on loan.
PLC Public Liability Co.
See accompanying notes to financial statements.

Schedule of Portfolio Investments
September 30, 2008 (Unaudited)
Core Equity Fund

	Security
Shares	Description	Value
Common Stocks (95.2%):
	Advertising (1.6%):
38,625	Omnicom Group, Inc.	$1,489,380

	Banks (5.0%):
52,300	BB&T Corp.	1,976,940
56,225	JPMorgan Chase & Co.	2,625,707

		4,602,647

	Biotechnology (2.2%):
23,225	Genentech, Inc.(a)	2,059,593

	Broadcasting (2.9%):
134,200	Comcast Corp., Class A	2,634,346

	Chemicals-Specialty (2.2%):
29,475	Air Products & Chemicals, Inc.	2,018,743

	Communications (0.6%):
19,900	AT&T, Inc.	555,608

	Computers (6.1%):
58,350	Hewlett-Packard Co.	2,698,104
24,500	International Business Machines Corp.	2,865,520

		5,563,624

	Consumer Durables (1.4%):
19,000	Mohawk Industries, Inc.(a)	1,280,410

	Diversified Manufacturing (6.4%):
45,900	3M Co.	3,135,429
105,725	General Electric Co.	2,695,987

		5,831,416

	Electrical Equipment (2.6%):
59,775	Emerson Electric Co.	2,438,222

	Energy (1.7%):
35,475	Peabody Energy Corp.	1,596,375

	Financial Services (6.0%):
26,925	Capital One Financial Corp.	1,373,175
62,675	Moody’s Corp.	2,130,950
27,450	Prudential Financial, Inc.	1,976,400

		5,480,525

	Food & Beverage (6.9%):
55,950	H.J. Heinz Co.	2,792,465
49,675	PepsiCo, Inc.	3,540,337

		6,332,802

	Household Products (3.8%):
29,300	Kimberly-Clark Corp.	1,899,812
23,475	Procter & Gamble Co.	1,635,973

		3,535,785

	Housing (0.6%):
41,725	D.R. Horton, Inc.	543,260

	Information Technology Services (3.2%):
49,025	Avnet, Inc.(a)	1,207,486
36,325	FISERV, Inc.(a)	1,718,899

		2,926,385

	Insurance (3.5%):
29,625	AFLAC, Inc.	1,740,469
26,875	Chubb Corp.	1,475,437

		3,215,906

	Machinery (1.3%):
37,250	Ingersoll Rand Company Ltd., Class A	1,161,083

	Medical Services (5.4%):
23,275	Cardinal Health, Inc.	1,146,992
43,325	Medtronic, Inc.	2,170,582
65,225	UnitedHealth Group, Inc.	1,656,063

		4,973,637

	Oil & Gas Exploration Services (2.0%):
16,400	Transocean, Inc.(a)	1,801,376

	Oil Comp-Intergrated (8.2%):
44,700	ChevronTexaco Corp.	3,686,856
14,875	ConocoPhillips	1,089,594
34,950	Exxon Mobil Corp.	2,714,217

		7,490,667

SEMI-ANNUAL REPORT
First Focus FundsSM
Schedule of Portfolio Investments
September 30, 2008 (Unaudited)
Core Equity Fund (concluded)

	Security
Shares	Description	Value
Common Stocks — Continued
	Pharmaceuticals (5.2%):
59,725	Abbott Laboratories	$3,438,965
29,700	Eli Lilly & Co.	1,307,691

		4,746,656

	Real Estate Investment Trusts (1.2%):
84,000	Annaly Capital Management, Inc.	1,129,800

	Retail (3.6%):
34,275	Kohl’s Corp.(a)	1,579,392
54,425	Walgreen Co.	1,684,998

		3,264,390

	Semiconductors (2.9%):
57,175	Applied Materials, Inc.	865,058
82,950	Texas Instruments, Inc.	1,783,425

		2,648,483

	Software (3.0%):
103,200	Microsoft Corp.	2,754,408

	Telecommunications (2.5%):
100,400	Cisco Systems, Inc.(a)	2,265,024

	Utilities (3.2%):
77,600	Southern Co.	2,924,744

Total Common Stocks		87,265,295

Investment Companies (9.5%):
4,217,178	Federated Trust U.S. Treasury Obligations Fund, 0.64%(b)	4,217,178
378,515	First National Bank of Omaha, 1.79%(b)	378,515
4,113,034	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.48%(b)	4,113,034

Total Investment Companies		8,708,727

Total Investments — 104.7% (Cost $82,523,245)(c)		95,974,022
Liabilities in excess of other assets — (4.7)%		(4,303,400)

NET ASSETS — 100.0%		$91,670,622

(a)	Non-income producing securities.

(b)	Rate disclosed is the seven day yield as of September 30, 2008.

(c)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.
See accompanying notes to financial statements.

Schedule of Portfolio Investments
September 30, 2008 (Unaudited)
Large Cap Growth Fund

	Security
Shares	Description	Value
Common Stocks (97.1%):
	Air Courier Services (2.2%):
7,200	FedEx Corp.	$569,088

	Chemicals (4.1%):
14,500	Praxair, Inc.	1,040,230

	Commercial Services (2.3%):
20,200	Cintas Corp.	579,942

	Computers (2.6%):
39,800	Dell, Inc.(a)	655,904

	Cosmetics & Toiletries (2.3%):
7,835	Colgate-Palmolive Co.	590,367

	Diversified Manufacturing (5.9%):
11,300	3M Co.	771,903
16,700	Illinois Tool Works, Inc.	742,315

		1,514,218

	Electrical Components & Equipment (1.5%):
14,100	Koninklijke (Royal) Philips Electronics NV	384,225

	Financial Services (4.5%):
44,000	Charles Schwab Corp.	1,144,000

	Food & Beverage (12.1%):
15,000	General Mills, Inc.	1,030,800
13,400	PepsiCo, Inc.	955,018
30,000	Safeway, Inc.	711,600
20,000	Whole Foods Market, Inc.	400,600

		3,098,018

	Information Technology Services (7.7%):
17,800	eBay, Inc.(a)	398,364
16,300	FISERV, Inc.(a)	771,316
24,400	Paychex, Inc.	805,932

		1,975,612

	Medical Services (14.0%):
12,200	Amgen, Inc.(a)	723,094
77,000	Boston Scientific Corp.(a)	944,790
17,000	Medtronic, Inc.	851,700
7,000	Roche Holding AG — SP ADR	544,705
20,300	UnitedHealth Group, Inc.	515,417

		3,579,706

	Oil-Field Services (4.8%):
8,100	Schlumberger Ltd.	632,529
14,300	Suncor Energy, Inc.	604,461

		1,236,990

	Pharmaceuticals (6.2%):
15,500	Eli Lilly & Co.	682,465
13,000	Johnson & Johnson	900,640

		1,583,105

	Restaurants (1.6%):
27,000	Starbucks Corp.(a)	401,490

	Retail (8.4%):
21,300	Family Dollar Stores, Inc.	504,810
36,000	Staples, Inc.	810,000
16,700	Target Corp.	819,135

		2,133,945

	Semiconductors (5.0%):
31,300	Intel Corp.	586,249
22,100	Linear Technology Corp.	677,586

		1,263,835

	Software (7.3%):
20,390	Adobe Systems, Inc.(a)	804,793
40,000	Microsoft Corp.	1,067,600

		1,872,393

	Telecommunications (4.6%):
51,600	Cisco Systems, Inc.(a)	1,164,096

Total Common Stocks		24,787,164

SEMI-ANNUAL REPORT
First Focus FundsSM
Schedule of Portfolio Investments
September 30, 2008 (Unaudited)
Large Cap Growth Fund (concluded)

	Security
Shares	Description	Value
Investment Companies (2.0%):
513,666	Goldman Sachs Financial Square Funds, Prime Obligations Fund, 2.43%(b)	$513,666

Total Investment Companies		513,666

Total Investments— 99.1% (Cost $29,163,600)(c)		25,300,830
Other assets in excess of liabilities — 0.9%		222,925

NET ASSETS — 100.0%		$25,523,755

(a)	Non-income producing securities.

(b)	Rate disclosed is the seven day yield as of September 30, 2008.

(c)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.

ADR American Depositary Receipt
See accompanying notes to financial statements.

Schedule of Portfolio Investments
September 30, 2008 (Unaudited)
Growth Opportunities Fund

	Security
Shares	Description	Value
Common Stocks (80.2%):
	Aerospace & Defense (1.9%):
12,000	Alliant Techsystems, Inc.(a)	$1,127,280

	Biotechnology (2.1%):
25,000	Biogen Idec, Inc.(a)	1,257,250

	Chemicals (2.2%):
14,000	Agrium, Inc.	785,120
10,000	Sigma-Aldrich Corp.	524,200

		1,309,320

	Communications (2.0%):
12,000	L-3 Communications Holdings, Inc.	1,179,840

	Energy (1.6%):
40,000	The Williams Cos., Inc.	946,000

	Financial Services (1.6%):
12,000	Affiliated Managers Group, Inc.(a)	994,200

	Food & Beverage (7.1%):
11,000	Central European Distribution Corp.(a)	499,510
75,000	Safeway, Inc.	1,779,000
45,000	The Hain Celestial Group, Inc.(a)	1,238,850
25,000	The Pepsi Bottling Group, Inc.	729,250

		4,246,610

	Health Care Services (4.1%):
30,000	Cerner Corp.(a)	1,339,200
30,000	Psychiatric Solutions, Inc.(a)	1,138,500

		2,477,700

	Household Products (3.6%):
15,000	Avon Products, Inc.	623,550
25,000	Church & Dwight Co., Inc.	1,552,250

		2,175,800

	Industrial (5.0%):
25,000	AGCO Corp.(a)	1,065,250
20,000	Peabody Energy Corp.	900,000
20,000	Snap-on, Inc.	1,053,200

		3,018,450

	Information Technology Services (4.4%):
40,000	Cognizant Technology Solutions Corp.(a)	913,200
15,000	FactSet Research Systems, Inc.	783,750
20,000	FISERV, Inc.(a)	946,400

		2,643,350

	Insurance (4.6%):
12,000	Everest Re Group Ltd.	1,038,360
30,000	HCC Insurance Holdings, Inc.	810,000
40,000	W.R. Berkley Corp.	942,000

		2,790,360

	Internet Security (2.6%):
80,000	Symantec Corp.(a)	1,566,400

	Manufacturing — Diversified (4.1%):
7,500	Eaton Corp.	421,350
28,000	Joy Global, Inc.	1,263,920
14,000	Roper Industries, Inc.	797,440

		2,482,710

	Medical Products (5.5%):
10,000	Charles River Laboratories International, Inc.(a)	555,300
11,000	Herbalife Ltd.	434,720
55,000	PSS World Medical, Inc.(a)	1,072,500
20,000	Stryker Corp.	1,246,000

		3,308,520

	Medical Services (1.5%):
18,000	West Pharmaceutical Services, Inc.	878,760

	Oil & Gas Exploration Services (6.9%):
20,000	Forest Oil Corp.(a)	992,000
40,000	Helix Energy Solutions Group, Inc.(a)	971,200
14,000	Noble Energy, Inc.	778,260
30,000	Rowan Cos., Inc.	916,500
10,000	XTO Energy, Inc.	465,200

		4,123,160

SEMI-ANNUAL REPORT
First Focus FundsSM
Schedule of Portfolio Investments
September 30, 2008 (Unaudited)
Growth Opportunities Fund (concluded)

	Security
Shares	Description	Value
Common Stocks — Continued
	Petroleum Refining (1.8%):
20,000	Tidewater, Inc.	$1,107,200

	Pharmaceuticals (4.2%):
30,000	HealthExtras, Inc.(a)	783,600
25,000	Pharmaceutical Product Development, Inc.	1,033,750
35,000	Valeant Pharmaceuticals International(a)	716,450

		2,533,800

	Software (4.0%):
30,000	Adobe Systems, Inc.(a)	1,184,100
48,000	Citrix Systems, Inc.(a)	1,212,480

		2,396,580

	Telecommunications (2.0%):
20,000	Anixter International, Inc.(a)	1,190,200

	Textile — Apparel (2.7%):
30,000	Coach, Inc.(a)	751,200
26,000	Guess?, Inc.	904,540

		1,655,740

	Utilities (4.7%):
55,000	MDU Resources Group, Inc.	1,595,000
60,000	Southern Union Co.	1,239,000

		2,834,000

Total Common Stocks		48,243,230

Preferred Stocks (8.0%):
	Diversified Financial Services (8.0%):
50,000	Bank of America Corp., 8.20%	1,137,500
50,000	Barclays Bank PLC, 8.13%	855,000
40,000	JPMorgan Chase & Co., 8.63%	999,600
50,000	Merrill Lynch & Co., 8.63%	949,500
40,000	Regions Financing Trust III., 8.88%(L)	530,000
42,000	Wachovia Corp., 8.00%	350,700

Total Preferred Stocks		4,822,300

U.S. Treasury Obligations (3.3%):
2,000,000	U.S. Treasury Bills, 1.68%, 8/27/09 (b)	1,967,862

Total U.S. Treasury Obligations		1,967,862

Investment Company (12.3%):
7,418,648	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.48%(c)	7,418,648

Total Investment Companies		7,418,648

Pool of Investments Held as Collateral For Loaned Securities (0.4%):
214,346	Securities Lending Quality Trust	214,346

Total Pool of Investments Held as Collateral For Loaned Securities		214,346

Total Investments— 104.2% (Cost $59,799,185)(d)		62,666,386
Liabilities in excess of other assets — (4.2)%		(2,515,074)

NET ASSETS — 100.0%		$60,151,312

(a)	Non-income producing securities.

(b)	Rate represents the effective yield at purchase.

(c)	Rate disclosed is the seven day yield as of September 30, 2008.

(d)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.

(L)	All or a portion of security is on loan.

PLC Public Liability Co.
See accompanying notes to financial statements.

Schedule of Portfolio Investments
September 30, 2008 (Unaudited)
Small Company Fund

	Security
Shares	Description	Value
Common Stocks (94.9%):
	Aerospace & Defense (1.1%):
6,100	DRS Technologies, Inc.	$468,175

	Automotive (1.9%):
22,000	Clarcor, Inc.	834,900

	Banks (11.6%):
26,050	BancorpSouth, Inc.	732,786
53,850	Bank Mutual Corp.	611,198
17,500	Cullen/Frost Bankers, Inc.	1,050,000
21,100	MB Financial, Inc.	697,777
31,200	Texas Capital BancShares, Inc.(a)	647,712
16,850	United Bankshares, Inc.	589,750
27,100	Wilmington Trust Corp.	781,293

		5,110,516

	Broadcasting (0.3%):
16,145	Outdoor Channel Holdings, Inc.(a)	142,076

	Chemicals (3.4%):
21,100	Albemarle Corp.	650,724
24,600	Arch Chemicals, Inc.	868,380

		1,519,104

	Commercial Services (2.0%):
26,150	Providence Service Corp.(a)	256,270
18,500	Steiner Leisure Ltd.(a)	636,030

		892,300

	Computers (1.0%):
21,600	Avocent Corp.(a)	441,936

	Diversified Manufacturing (4.3%):
40,700	Barnes Group, Inc.	822,954
18,800	Carlisle Cos., Inc.	563,436
35,300	Worthington Industries, Inc.	527,382

		1,913,772

	Electrical Components & Equipment (5.2%):
94,400	Entegris, Inc.(a)	456,896
19,400	Hubbell, Inc., Class B	679,970
19,500	Littlefuse, Inc.(a)	579,735
24,800	Park Electrochemical Corp.	601,152

		2,317,753

	Energy (4.8%):
16,800	Encore Acquisition Co.(a)	701,904
15,900	Foundation Coal Holdings, Inc.	565,722
24,100	St. Mary Land & Exploration Co.	859,165

		2,126,791

	Engineering Services (1.3%):
22,900	Tetra Tech, Inc.(a)	550,974

	Financial Services (1.6%):
33,500	Calamos Asset Management, Inc., Class A	600,320
1,900	Jones Lang LaSalle, Inc.	82,612

		682,932

	Food & Beverage (3.8%):
28,200	Corn Products International, Inc.	910,296
14,700	Sensient Technologies Corp.	413,511
10,050	Weis Markets, Inc.	361,901

		1,685,708

	Household Products (1.5%):
10,500	Church & Dwight Co., Inc.	651,945

	Housing (1.6%):
26,400	The Ryland Group, Inc.	700,128

	Information Technology Services (2.6%):
14,900	CACI International, Inc., Class A(a)	746,490
15,800	Syntel, Inc.	387,100

		1,133,590

	Insurance (3.3%):
20,900	Arthur J. Gallagher & Co.	536,294
20,700	Assured Guaranty Ltd.	336,582
24,900	Selective Insurance Group, Inc.	570,708

		1,443,584

	Machinery (2.1%):
27,250	Tennant Co.	933,585

	Medical Products (4.4%):
29,500	VCA Antech, Inc.(a)	869,365
22,000	West Pharmaceutical Services, Inc.	1,074,040

		1,943,405

SEMI-ANNUAL REPORT
First Focus FundsSM
Schedule of Portfolio Investments
September 30, 2008 (Unaudited)
Small Company Fund (concluded)

	Security
Shares	Description	Value
Common Stocks — Continued
	Medical Services (4.5%):
11,100	Datascope Corp.	$573,093
7,700	Edwards Lifesciences Corp.(a)	444,752
51,000	Odyssey Healthcare, Inc.(a)	517,650
12,200	Steris Corp.	458,476

		1,993,971

	Petroleum Refining (2.3%):
18,100	Tidewater, Inc.	1,002,016

	Pharmaceuticals (1.7%):
33,700	K-V Pharmaceutical Co., Class A(a)	765,327

	Real Estate Investment Trusts (3.4%):
8,600	Home Properties of New York, Inc.	498,370
13,000	Mack-Cali Realty Corp.	440,310
84,500	MFA Mortgage Investments, Inc.	549,250

		1,487,930

	Retail (9.5%):
46,900	AnnTaylor Stores Corp.(a)	968,016
29,300	Casey’s General Stores, Inc.	883,981
16,300	Columbia Sportswear Co.	683,948
44,600	Foot Locker, Inc.	720,736
22,800	Tractor Supply Co.(a)	958,740

		4,215,421

	Semiconductors (2.2%):
38,100	Microsemi Corp.(a)	970,788

	Software (3.5%):
17,600	ACI Worldwide, Inc.(a)	308,352
23,000	Micros Systems, Inc.(a)	613,180
21,300	National Instruments Corp.	640,065

		1,561,597

	Telecommunications (1.2%):
9,000	Anixter International, Inc.(a)	535,590

	Transportation (3.2%):
37,400	Werner Enterprises, Inc.	811,954
48,000	Winnebago Industries, Inc.	620,160

		1,432,114

	Utilities (5.6%):
22,300	IDACORP, Inc.	648,707
16,700	Integrys Energy Group, Inc.	833,998
43,400	Westar Energy, Inc.	999,936

		2,482,641

Total Common Stocks		41,940,569

Exchange Traded Funds (1.8%):
11,800	iShares Russell 2000	807,002

Total Exchange Traded Funds		807,002

Investment Companies (4.9%):
658,765	Federated Trust U.S. Treasury Obligations Fund, 0.64%(b)	658,765
1,521,031	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.48%(b)	1,521,031

Total Investment Companies		2,179,796

Total Investments — 101.6% (Cost $37,344,780)(c)		44,927,367
Liabilities in excess of other assets — (1.6)%		(717,163)

NET ASSETS — 100.0%		$44,210,204

(a)	Non-income producing securities.

(b)	Rate disclosed is the seven day yield as of September 30, 2008.

(c)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.
See accompanying notes to financial statements.

Schedule of Portfolio Investments
September 30, 2008 (Unaudited)
International Equity Fund

	Security
Shares	Description	Value
Foreign Stock (84.2%):
	Australia (2.4%):
37,817	BHP Billiton Ltd.	$978,042
11,092	Rio Tinto Ltd.	747,168

		1,725,210

	Austria (0.3%):
4,493	Erste Bank der oesterreichischen Sparkassen AG	223,650

	Belgium (0.7%):
5,202	Inbev	309,447
9,143	Telenet Group Holding NV(a)	189,109

		498,556

	Bermuda (0.8%):
93,066	Hiscox Ltd.	409,096
9,450	Seadrill Ltd.	195,875

		604,971

	Brazil (0.4%):
40,400	JHSF Participacoes SA	70,080
5,400	Petroleo Brasileiro SA ADR	237,330

		307,410

	Cayman Islands (0.5%):
394,000	Chaoda Modern Agriculture (Holdings) Ltd.	332,777

	China (0.2%):
477,000	FibreChem Technologies Ltd.	130,386

	Denmark (0.8%):
13,313	Danske Bank	320,599
5,700	Novo Nordisk A/S, Class B	295,551

		616,150

	Finland (0.8%):
29,745	Nokia OYJ	554,708

	France (9.3%):
30,305	Axa	991,873
11,105	BNP Paribas	1,059,904
6,124	Bouygues SA	277,380
20,655	France Telecom SA	579,282
8,625	Groupe DANONE	611,700
5,288	Lagardere S.C.A	238,329
9,548	Societe Generale	857,571
21,567	Total SA	1,310,006
1,214	Unibail-Rodamco	245,594
1,063	Vallourec SA	229,339
7,679	Vinci SA	361,752

		6,762,730

	Germany (8.0%):
6,871	Allianz AG	946,563
9,860	BASF AG	475,872
7,132	Bayer AG	523,462
16,078	Commerzbank AG	247,698
7,167	Deutsche Bank AG	520,342
29,693	Deutsche Telekom AG	451,099
19,043	E.ON AG	967,048
4,690	Man AG	318,986
6,081	MorphoSys AG(a)(b)	373,854
7,864	Siemens AG	739,560
3,213	Software AG	184,075
11,271	Wirecard AG(a)	87,984

		5,836,543

	Greece (0.7%):
20,576	Mytilineos Holdings SA	168,620
8,555	National Bank of Greece SA	346,638

		515,258

	Hong Kong (0.8%):
1,118,000	Champion Technology Holdings Ltd.	94,485
407,857	Cheuk Nang Holdings Ltd.(b)	89,297
438,000	Chow Sang Sang Holdings International Ltd.	252,045
854,000	Victory City International Holdings Ltd.(b)	178,836

		614,663

	Indonesia (0.7%):
799,000	PT Bank Mandiri	221,583
8,400	PT Telekomunikasi Indonesia — SP ADR	250,152

		471,735

	Ireland (0.5%):
25,614	Anglo Irish Bank Corp. PLC	139,605
30,297	Irish Life & Permanent PLC	212,213

		351,818

	Italy (2.3%):
124,100	Banca Intesa SpA	591,965
16,577	Fiat SpA	222,729
9,307	Saipem SpA	278,435
147,828	Unicredito Italiano SpA	552,701

		1,645,830

SEMI-ANNUAL REPORT
First Focus FundsSM
Schedule of Portfolio Investments
September 30, 2008 (Unaudited)
International Equity Fund (continued)

	Security
Shares	Description	Value
Foreign Stock — Continued
	Japan (12.0%):
19,200	Canon, Inc.	$727,991
27,000	Honda Motor Co. Ltd.	819,100
19,100	Hoya Corp.	378,955
14,000	Komatsu Ltd.	229,234
8,500	Kurita Water Industries Ltd.	199,114
19,400	Leopalace21 Corp.	150,032
81,000	Marubeni Corp.	367,224
88,800	Mitsubishi Tokyo Financial Group, Inc.	774,467
25,000	Mitsui O.S.K. Lines Ltd.	217,240
108	Mizuho Financial Group, Inc.	472,367
11,800	Murata Manufacturing Co. Ltd.	476,441
13,000	Nikon Corp.	311,901
1,600	Nintendo Co. Ltd.	678,774
239	NTT DoCoMo, Inc.	382,621
3,860	Orix Corp.	483,371
5,300	Shin-Etsu Chemical Co. Ltd.	252,054
68	Sumitomo Mitsui Financial Group, Inc.	426,397
32,500	Toyota Motor Corp.	1,389,653

		8,736,936

	Luxembourg (0.5%):
10,085	Espirito Santo Financial Group SA	183,607
3,000	Millicom International Cellular SA	206,010

		389,617

	Malaysia (0.8%):
574,800	Evergreen Fibreboard, Berhad(b)	155,777
205,800	IOI Corp., Berhad	253,825
891,700	TA Enterprise, Berhad	207,071

		616,673

	Mexico (0.3%):
4,900	America Movil — ADR, Series L	227,164

	Netherlands (2.5%):
3,467	Fugro NV	204,705
26,927	ING Groep NV	577,173
28,645	Koninklijke Ahold NV	330,852
4,026	Koninklijke Vopak NV	189,380
6,963	Nutreco Holding NV	327,720
9,954	Smartrac NV(a)	212,528

		1,842,358

	Norway (1.1%):
24,900	DnB NOR ASA	193,256
35,960	Prosafe ASA	196,926
16,316	Statoil ASA	387,898

		778,080

	Philippines (0.2%):
235,800	Metropolitan Bank & Trust Co.	171,441

	Portugal (0.6%):
77,573	Banif SGPS SA	184,290
66,345	EDP — Energias de Portugal SA	278,399

		462,689

	Russia (0.5%):
11,000	OAO Gazprom — SP ADR	351,520

	Singapore (1.4%):
940,000	Asia Enterprises Holding Ltd.(b)	216,755
395,000	ASL Marine Holdings Ltd.	234,391
361,500	CSE Global Ltd.	216,393
283,000	Tat Hong Holdings Ltd.	214,910
226,000	Wing Tai Holdings Ltd.	150,350

		1,032,799

	South Korea (0.9%):
1	Hana Financial Group, Inc.	24
815	Hyundai Mipo Dockyard Co. Ltd.	119,372
4,650	KB Financial Group, Inc. — ADR(a)	212,458
3,060	KPX Chemical Co. Ltd.	147,582
4,002	LS Industrial Systems Co. Ltd.	166,877

		646,313

	Spain (2.3%):
35,532	Banco Bilbao Vizcaya Argentaria SA	574,496
9,494	Repsol YPF SA	281,323
33,080	Telefonica SA	786,449

		1,642,268

	Sweden (1.8%):
29,900	Alfa Laval AB	309,514
24,800	Atlas Copco AB, Class B	250,660
7,250	Hennes & Mauritz AB	296,960
24,000	Sandvik AB	254,348
15,200	SSAB Svenskt Stal AB, Series B	210,080

		1,321,562

Schedule of Portfolio Investments
September 30, 2008 (Unaudited)
International Equity Fund (continued)

	Security
Shares	Description	Value
Foreign Stock — Continued
	Switzerland (7.1%):
24,845	ABB Ltd.	$481,586
6,906	Compagnie Financiere Richemont SA, Class A	305,212
12,509	Credit Suisse Group	584,351
5,720	Holcim Ltd.	419,339
4,434	Kuehne & Nagel International AG	295,927
35,863	Nestle SA	1,550,324
1,244	Syngenta AG	262,410
34,216	UBS AG(a)	584,991
2,411	Zurich Financial Services AG	667,834

		5,151,974

	Taiwan (1.3%):
49,149	Hon Hai Precision Industry Co. Ltd.	342,208
39,997	Taiwan Semiconductor Manufacturing Co. — ADR	374,772
205,294	Wistron Corp.	255,172

		972,152

	United Kingdom (21.7%):
40,465	Alliance & Leicester PLC	197,256
16,363	AMEC PLC	187,662
14,659	Anglo American PLC	495,103
55,516	Aviva PLC	482,820
107,343	Barclays PLC	637,678
45,513	BG Group PLC	825,305
163,209	BP PLC	1,359,052
82,346	Bradford & Bingley PLC	29,275
80,267	BT Group PLC	232,664
326,864	Charlemagne Capital Ltd.	134,221
87,958	HBOS PLC	199,528
46,107	Home Retail Group PLC	194,279
95,570	HSBC Holdings PLC	1,545,929
40,477	IMI PLC	273,068
15,591	Imperial Tobacco Group PLC	500,409
22,071	JKX Oil & Gas PLC	110,200
83,782	Legal & General Group PLC	151,182
37,610	National Grid PLC	477,317
36,926	Persimmon PLC	268,642
22,077	Petrofac Ltd.	230,648
60,293	Prudential PLC	549,670
12,900	Reckitt Benckiser Group PLC	625,363
58,750	Rolls-Royce Group PLC	355,677
271,507	Royal Bank of Scotland Group PLC	875,730
36,398	Royal Dutch Shell PLC	1,022,372
21,474	Scottish and Southern Energy PLC	546,342
18,623	Standard Chartered PLC	458,162
17,920	Travis Perkins PLC	171,677

Shares or
Principal	Security
Amount	Description	Value
Foreign Stock — Continued
	United Kingdom — Continued
31,632	Umeco PLC	$213,816
17,506	Unit 4 Agresso NV	313,628
20,021	Vedanta Resources PLC	419,586
17,635	Victrex PLC	225,906
398,743	Vodafone Group PLC	880,467
65,211	William Morrison Supermarkets PLC	303,213
11,073	Xstrata PLC	345,035

		15,838,882

Total Foreign Stock		61,374,823

Exchange Traded Funds (12.5%):
	France (5.6%):
48,239	streetTRACKS MSCI Europe Health Care ETF Fund	3,324,439
6,233	streetTRACKS MSCI Europe Utilities ETF Fund	730,399

		4,054,838

	Ireland (0.4%):
11,149	iShares MSCI Turkey	319,829

	Singapore (0.3%):
46,500	iShares MSCI India	230,175

	United Kingdom (0.6%):
59,566	ETFS Agriculture DJ-AIGSM(a)	423,812

	United States (5.6%):
309,092	iShares MSCI Japan Index Fund	3,294,921
40,500	iShares MSCI Malaysia Index Fund	350,730
5,420	SPDR Gold Trust	461,079

		4,106,730

Total Exchange Traded Funds		9,135,384

Investment Companies (1.8%):
	United States (1.8%):
38,664	The Thai Capital Fund, Inc.(b)	313,952
996,202	Union Bank of California Money Market Fund, 2.00%(c)	996,202

Total Investment Companies		1,310,154

SEMI-ANNUAL REPORT
First Focus FundsSM
Schedule of Portfolio Investments
September 30, 2008 (Unaudited)
International Equity Fund (concluded)

	Security
Shares	Description	Value
Warrants (0.0%):
	Hong Kong (0.0%):
340,186	Champion Technology Holdings Ltd.	$438

	Singapore (0.0%):
32,100	Tat Hong Holdings Ltd.	3,240

Total Warrants		3,678

Total Investments — 98.5% (Cost $87,119,864)(d)		71,824,039
Other assets in excess of liabilities — 1.5%		1,119,243

NET ASSETS — 100.0%		$72,943,282

(a)	Non-income producing securities.

(b)	The security has been deemed illiquid according to the policies and procedures approved by the Board of Directors. The total value of illiquid securities represents 1.82% of net assets.

(c)	Rate disclosed is the seven day yield as of September 30, 2008.

(d)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.

ADR American Depositary Receipt

PLC Public Liability Co.
See accompanying notes to financial statements.
As of September 30, 2008, industry diversification of the Fund was as follows:

% of
Industry Diversification	Net Assets
Banks	18.3%
Mutual Funds	14.3
Telephones & Telecommunications	6.9
Petroleum & Fuel Products	6.3
Insurance	5.7
Electronics	4.4
Food, Beverage & Tobacco	4.1
Metals, Minerals, & Mining	3.7
Diversified Manufacturing	3.6
Automotive	3.3
Financial Services	3.2
Industrial Machinery	2.2
Chemicals	1.9
Retail	1.9
Energy	1.8
Building & Construction	1.7
Gas Distribution	1.6
Comglomerates	1.3
Real Estate	1.3
Medical Products & Services	1.1
Computers, Products & Services	1.0
Toys	0.9
Steel	0.9
Household Products	0.9
Agriculture	0.8
Aerospace/Defense	0.8
Materials	0.6
Engineering	0.5
Circuit Boards	0.5
Distribution	0.5
Water Treatment	0.4
Photography	0.4
Textiles	0.4
Brewery	0.4
Diversified	0.3
Transportation	0.3
Crystal	0.2
Shipbuilding	0.1

98.5%

See accompanying notes to financial statements.

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SEMI-ANNUAL REPORT
First Focus FundsSM
Statements of Assets and Liabilities
September 30, 2008 (unaudited)

	Short-Intermediate	Income
	Bond Fund	Fund

Assets:
Investments, at cost	$60,450,411	$58,811,003
Unrealized appreciation (depreciation) of investments	(513,422)	(2,015,942)

Investments, at value*	59,936,989	56,795,061
Cash	79,670	—
Foreign Currency, at value (Cost $—, $—, $—, $—, $—, $—, $— and $635,880)	—	—
Interest and dividends receivable	427,984	415,371
Receivable for capital shares issued	121,308	49,743
Reclaims receivable	—	—
Receivable for investments sold	—	—
Prepaid expenses	30,381	35,304

Total Assets	60,596,332	57,295,479

Liabilities:
Distributions payable	113,719	153,513
Payable for investments purchased	—	—
Payable for capital shares redeemed	10,361	106,030
Payable for cash collateral received on securities loaned	10,441,482	4,146,653
Accrued expenses and other payables:
Investment advisory fees	8,650	3,535
Administration fees	809	674
Shareholder service fees	10,298	11,047
Chief compliance officer fees	3,198	2,273
Custodian fees	618	663
Other fees	48,961	47,696

Total Liabilities	10,638,096	4,472,084

Net Assets	$49,958,236	$52,823,395

Composition of Net Assets:
Capital	$55,451,365	$57,365,447
Accumulated net investment income (loss)	(150,785)	222,438
Accumulated realized gains (losses) from investment and foreign currency transactions	(4,828,922)	(2,748,548)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabililties in foreign currency	(513,422)	(2,015,942)

Net Assets	$49,958,236	$52,823,395

Shares of beneficial interest	5,474,532	5,721,631

Net asset value, offering and redemption price per share	$9.13	$9.23

*	Includes securities on loan of $10,403,450, $4,101,645, $127,674, $—, $—, 227,900, $— and $—, respectively.
See accompanying notes to financial statements.

			Growth	Small
Balanced	Core Equity	Large Cap	Opportunities	Company	International
Fund	Fund	Growth Fund	Fund	Fund	Equity Fund

$29,438,562	$82,523,245	$29,163,600	$59,799,185	$37,344,780	$87,119,864
(973,634)	13,450,777	(3,862,770)	2,867,201	7,582,587	(15,295,825)

28,464,928	95,974,022	25,300,830	62,666,386	44,927,367	71,824,039
—	—	—	—	1,767	—
—	—	—	—	—	636,577
149,476	157,188	15,220	39,310	50,555	200,750
82,109	160,410	293,334	128,233	128,101	183,711
—	—	—	—	—	115,869
135,964	—	—	441,882	642,206	124,106
15,522	27,011	—	15,008	22,299	37,171

28,847,999	96,318,631	25,609,384	63,290,819	45,772,295	73,122,223

—	—	—	—	—	—
1,194,982	4,405,871	—	2,598,586	1,428,303	—
53,559	76,825	16,208	204,982	53,899	21,534
127,281	—	—	214,346	—	—
14,395	45,965	7,564	31,722	26,189	47,982
337	1,192	1,118	821	687	796
5,998	19,152	5,403	13,218	9,353	15,994
2,057	9,550	5,427	6,143	4,507	6,047
360	1,149	—	793	561	17,717
30,156	88,305	49,909	68,896	38,592	68,871

1,429,125	4,648,009	85,629	3,139,507	1,562,091	178,941

$27,418,874	$91,670,622	$25,523,755	$60,151,312	$44,210,204	$72,943,282

$27,826,296	$80,411,482	$29,490,927	$49,748,485	$36,189,371	$90,476,989
4,051	61,547	(8,233)	73,270	1,159	1,373,590
562,161	(2,253,184)	(96,169)	7,462,356	437,087	(3,608,934)
(973,634)	13,450,777	(3,862,770)	2,867,201	7,582,587	(15,298,363)

$27,418,874	$91,670,622	$25,523,755	$60,151,312	$44,210,204	$72,943,282

2,517,782	11,564,729	3,140,001	4,984,062	2,773,854	7,417,180

$10.89	$7.93	$8.13	$12.07	$15.94	$9.83

SEMI-ANNUAL REPORT
First Focus FundsSM
Statements of Operations
For the Period Ended September 30, 2008 (unaudited)

	Short-Intermediate	Income
	Bond Fund	Fund

Investment Income:
Interest	$1,112,262	$1,462,919
Dividend	10,627	5,919
Foreign tax withholding	—	—
Income from securities lending	32,173	28,631

Total Income	1,155,062	1,497,469

Expenses:
Investment advisory fees	126,210	172,357
Administration fees	37,863	43,090
Shareholder service fees	63,105	71,815
Accounting fees	5,286	8,035
Custodian fees	7,573	8,618
Chief compliance officer fees	5,285	5,887
Director fees	1,103	1,390
Transfer agent fees	16,508	16,737
Registration and filing fees	5,134	12,042

Other fees	29,660	31,479

Total expenses before waivers	297,727	371,450

Expenses voluntarily reduced	(73,202)	(149,377)
Custodian fees waived	(2,462)	(2,765)

Total Expenses	222,063	219,308

Net Investment Income	932,999	1,278,161

Realized and Unrealized Gains (Losses) on Investments and Foreign Currency
Net realized gains (losses) on investments and foreign currency	79,906	137,127
Change in unrealized appreciation/depreciation on investments and foreign currency	(1,696,929)	(2,899,753)

Net realized and unrealized gains (losses) on investments and foreign currency	(1,617,023)	(2,762,626)

Change in net assets resulting from operations	$(684,024)	$(1,484,465)

See accompanying notes to financial statements.

			Growth	Small
Balanced	Core	Large Cap	Opportunities	Company	International
Fund	Equity Fund	Growth Fund	Fund	Fund	Equity Fund

$244,279	$—	$—	$—	$—	$—
205,533	1,025,791	168,929	449,609	371,363	2,149,281
—	—	—	—	—	(199,209)
27,571	51,333	11,667	63,767	42,118	—

477,383	1,077,124	180,596	513,376	413,481	1,950,072

116,539	357,152	114,018	259,473	183,937	452,073
23,308	71,431	19,003	51,895	32,460	67,812
38,846	119,051	31,672	86,491	54,099	113,018
3,914	6,777	1,515	5,026	4,248	23,198
4,662	14,287	3,801	10,379	6,492	29,385
3,506	12,002	3,856	7,797	5,267	10,699
773	2,393	4,958	1,666	987	2,236
15,237	23,104	13,703	19,179	16,334	24,445
8,874	11,282	15,505	12,077	11,657	9,972
19,203	56,789	21,537	41,316	24,714	52,010

234,862	674,268	229,568	495,299	340,195	784,848

(23,308)	(71,432)	(69,677)	(51,895)	(32,460)	(113,018)
(1,488)	(4,555)	(1,255)	(3,298)	(2,140)	—

210,066	598,281	158,636	440,106	305,595	671,830

267,317	478,843	21,960	73,270	107,886	1,278,242

17,226	(3,530,928)	(75,726)	1,923,047	(20,396)	(4,015,934)
(3,735,279)	(5,292,651)	(1,441,619)	(7,344,999)	605,383	(19,846,729)

(3,718,053)	(8,823,579)	(1,517,345)	(5,421,952)	584,987	(23,862,663)

$(3,450,736)	$(8,344,736)	$(1,495,385)	$(5,348,682)	$692,873	$(22,584,421)

SEMI-ANNUAL REPORT
First Focus FundsSM
Statements of Changes in Net Assets

	Short-Intermediate Bond Fund		Income Fund
	For The Period		For The Period
	Ended		Ended
	September 30,	For The Year	September 30,	For The Year
	2008	Ended	2008	Ended
	(Unaudited)	March 31, 2008	(Unaudited)	March 31, 2008

Operations:
Net investment income	$932,999	$2,040,904	$1,278,161	$2,857,732
Net realized gains (losses) from investment transactions	79,906	(813,493)	137,127	(200,109)
Net change in unrealized appreciation/ depreciation on investments	(1,696,929)	1,042,014	(2,899,753)	622,073

Change in net assets resulting from operations	(684,024)	2,269,425	(1,484,465)	3,279,696

Distributions to Shareholders:
From net investment income	(1,049,498)	(2,059,294)	(1,306,701)	(2,796,646)

Change in net assets from dividends to shareholders	(1,049,498)	(2,059,294)	(1,306,701)	(2,796,646)

Capital Transactions:
Proceeds from shares issued	5,418,372	11,067,919	4,222,273	16,322,085
Proceeds from dividends reinvested	358,695	699,704	400,254	1,115,228
Cost of shares redeemed	(4,384,293)	(8,984,727)	(8,125,288)	(23,749,520)

Change in net assets from capital transactions	1,392,774	2,782,896	(3,502,761)	(6,312,207)

Change in net assets	(340,748)	2,993,027	(6,293,927)	(5,829,157)

Net Assets:
Beginning of year	50,298,984	47,305,957	59,117,322	64,946,479

End of year	$49,958,236	$50,298,984	$52,823,395	$59,117,322

Accumulated net investment income (loss)	$(150,785)	$(34,286)	$222,438	$250,978

Share Transactions:
Shares issued	584,654	1,176,563	445,598	1,694,695
Shares reinvested	38,845	74,470	42,413	115,907
Shares redeemed	(474,094)	(956,135)	(865,290)	(2,455,089)

Change in shares	149,405	294,898	(377,279)	(644,487)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (continued)

	Balanced Fund		Core Equity Fund
	For The Period		For The Period
	Ended		Ended
	September 30,	For The Year	September 30,	For The Year
	2008	Ended	2008	Ended
	(Unaudited)	March 31, 2008	(Unaudited)	March 31, 2008

Operations:
Net investment income	$267,317	$444,735	$478,843	$912,521
Net realized gains (losses) from investment transactions	17,226	4,266,772	(3,530,928)	8,106,813
Net change in unrealized appreciation/ depreciation on investments	(3,735,279)	(4,837,150)	(5,292,651)	(11,534,104)

Change in net assets resulting from operations	(3,450,736)	(125,643)	(8,344,736)	(2,514,770)

Distributions to Shareholders:
From net investment income	(266,721)	(441,280)	(478,496)	(903,871)
From net realized gains on investments	—	(4,828,138)	—	(12,416,302)

Change in net assets from dividends to shareholders	(266,721)	(5,269,418)	(478,496)	(13,320,173)

Capital Transactions:
Proceeds from shares issued	3,269,442	6,123,005	9,669,442	18,024,849
Proceeds from dividends reinvested	265,878	5,250,211	280,218	9,452,433
Cost of shares redeemed	(3,775,393)	(8,260,684)	(5,201,447)	(24,476,390)

Change in net assets from capital transactions	(240,073)	3,112,532	4,748,213	3,000,892

Change in net assets	(3,957,530)	(2,282,529)	(4,075,019)	(12,834,051)

Net Assets:
Beginning of year	31,376,404	33,658,933	95,745,641	108,579,692

End of year	$27,418,874	$31,376,404	$91,670,622	$95,745,641

Accumulated net investment income	$4,051	$3,455	$61,547	$61,200

Share Transactions:
Shares issued	263,407	426,463	1,151,159	1,843,818
Shares reinvested	22,760	401,110	33,132	993,337
Shares redeemed	(306,538)	(581,470)	(603,678)	(2,361,359)

Change in shares	(20,371)	246,103	580,613	475,796

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT
First Focus FundsSM
Statements of Changes in Net Assets (continued)

	Large Cap Growth Fund		Growth Opportunities Fund
	For The Period		For The Period
	Ended		Ended
	September 30,	For The Period	September 30,	For The Year
	2008	Ended	2008	Ended
	(Unaudited)	March 31, 2008 (a)	(Unaudited)	March 31, 2008

Operations:
Net investment income (loss)	$21,960	$2,332	$73,270	$(125,532)
Net realized gains (losses) from investments and foreign currency	(75,726)	(20,443)	1,923,047	10,448,144
Net change in unrealized appreciation/depreciation on investments and foreign currency	(1,441,619)	(2,421,151)	(7,344,999)	(14,718,348)

Change in net assets resulting from operations	(1,495,385)	(2,439,262)	(5,348,682)	(4,395,736)

Distributions to Shareholders:
From net investment income	(33,573)	—	—	(265,296)
From net realized gains on investments	—	—	—	(6,705,753)

Change in net assets from dividends to shareholders	(33,573)	—	—	(6,971,049)

Capital Transactions:
Proceeds from shares issued	5,495,554	28,262,508	5,341,834	28,154,190
Proceeds from dividends reinvested	28,586	—	—	5,558,500
Cost of shares redeemed	(1,980,173)	(2,314,500)	(8,976,642)	(23,731,646)

Change in net assets from capital transactions	3,543,967	25,948,008	(3,634,808)	9,981,044

Change in net assets	2,015,009	23,508,746	(8,983,490)	(1,385,741)

Net Assets:
Beginning of year	23,508,746	—	69,134,802	70,520,543

End of year	$25,523,755	$23,508,746	$60,151,312	$69,134,802

Accumulated net investment income (loss)	$(8,233)	$3,380	$73,270	$—

Share Transactions:
Shares issued	630,044	2,988,387	396,998	1,816,174
Shares reinvested	3,195	—	—	381,656
Shares redeemed	(226,692)	(254,933)	(666,010)	(1,582,291)

Change in shares	406,547	2,733,454	(269,012)	615,539

(a)	For the period July 5, 2007 (commencement of operations) through March 31, 2008.
See accompanying notes to financial statements.

Statements of Changes in Net Assets (concluded)

	Small Company Fund		International Equity Fund
	For The Period		For The Period
	Ended		Ended
	September 30,	For The Year	September 30,	For The Year
	2008	Ended	2008	Ended
	(Unaudited)	March 31, 2008	(Unaudited)	March 31, 2008
Operations:
Net investment income	$107,886	$160,918	$1,278,242	$1,080,101
Net realized gains (losses) from investment transactions	(20,396)	3,352,220	(4,015,934)	7,214,570
Net change in unrealized appreciation/ depreciation on investments	605,383	(5,748,682)	(19,846,729)	(13,796,885)

Change in net assets resulting from operations	692,873	(2,235,544)	(22,584,421)	(5,502,214)

Distributions to Shareholders:
From net investment income	(108,832)	(152,915)	—	(1,004,218)
From net realized gains on investments	—	(5,982,208)	—	(9,511,035)

Change in net assets from dividends to shareholders	(108,832)	(6,135,123)	—	(10,515,253)

Capital Transactions:
Proceeds from shares issued	6,928,168	10,596,715	9,895,437	35,142,911
Proceeds from dividends reinvested	60,587	3,899,356	—	6,702,540
Cost of shares redeemed	(3,038,954)	(12,294,189)	(8,149,892)	(17,941,908)

Change in net assets from capital transactions	3,949,801	2,201,882	1,745,545	23,903,543

Change in net assets	4,533,842	(6,168,785)	(20,838,876)	7,886,076

Net Assets:
Beginning of year	39,676,362	45,845,147	93,782,158	85,896,082

End of year	$44,210,204	$39,676,362	$72,943,282	$93,782,158

Accumulated net investment income	$1,159	$2,105	$1,373,590	$95,348

Share Transactions:
Shares issued	421,294	600,186	819,767	2,310,631
Shares reinvested	3,671	235,624	—	450,470
Shares redeemed	(186,280)	(655,369)	(657,729)	(1,154,066)

Change in shares	238,685	180,441	162,038	1,607,035

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT
First Focus FundsSM
Financial Highlights
For a Share Outstanding

				Dividends to
		Investment Activities		Shareholders from:					Ratios/Supplemental Data
			Net Realized									Net
			and			Net			Net			Investment
	Net Asset		Unrealized			Asset			Assets,	Expenses		Income to		Expenses
	Value,	Net	Gains	Net	Net Realized	Value,			End of	to Average		Average		to Average
	Beginning	Investment	(Losses) on	Investment	Gains on	End of	Total Return		Period	Net		Net		Net	Portfolio
	of Period	Income	Investments	Income	Investments	Period	(a)		(000’s)	Assets (b)		Assets (b)		Assets* (b)	Turnover

Short-Intermediate Bond Fund
For the Period Ended September 30,
2008 (Unaudited)	$9.45	$0.17	$(0.30)	$(0.19)	$—	$9.13	(1.35)%		$49,958	0.88%		3.70%		1.18%	12%
For the Year Ended March 31,
2008	$9.40	$0.41	$0.05	$(0.41)	$—	$9.45	5.01	%(d)	$50,299	0.82	%(e)	4.33	%(e)	1.17%	68%
2007	9.35	0.35 (f)	0.11	(0.41)	—	9.40	5.07		47,306	0.89		3.78		1.13	70
2006	9.58	0.27	(0.09)	(0.41)	—	9.35	1.95		60,992	0.84		3.11		0.98	41
2005	10.09	0.30	(0.40)	(0.41)	—	9.58	(0.94)		67,666	0.87		2.92		1.01	73
2004	10.13	0.35	0.07	(0.46)	—	10.09	4.25		66,563	0.75		3.14		0.98	74

Income Fund
For the Period Ended September 30,
2008 (Unaudited)	$9.69	$0.22	$(0.46)	$(0.22)	$—	$9.23	(2.54)%		$52,823	0.76%		4.45%		1.29%	27%
For the Year Ended March 31,
2008	$9.63	$0.46	$0.05	$(0.45)	$—	$9.69	5.27	%(d)	$59,117	0.71	%(e)	4.73	%(e)	1.29%	81%
2007	9.52	0.40	0.12	(0.41)	—	9.63	5.66		64,946	0.98		4.21		1.19	77
2006	9.79	0.35	(0.21)	(0.41)	—	9.52	1.38		54,045	1.02		3.70		1.09	85
2005	10.19	0.33	(0.32)	(0.41)	—	9.79	0.13		67,645	1.04		3.60		1.11	52
2004	10.27	0.35	0.07	(0.45)	(0.05)	10.19	4.25		95,321	0.89		3.27		1.08	103

Balanced Fund
For the Period Ended September 30,
2008 (Unaudited)	$12.36	$0.11	$(1.47)	$(0.11)	$—	$10.89	(11.09)%		$27,419	1.35%		1.72%		1.51%	22%
For the Year Ended March 31,
2008	$14.69	$0.18	$(0.17)	$(0.18)	$(2.16)	$12.36	(0.55)	%(d)	$31,376	1.30	%(e)	1.32	%(e)	1.51%	83%
2007	14.14	0.12	0.57	(0.12)	(0.02)	14.69	4.83		33,659	1.33		0.84		1.45	60
2006	12.45	0.05	1.69	(0.05)	—	14.14	13.96		33,518	1.35		0.35		1.35	44
2005	11.62	0.08	0.83	(0.08)	—	12.45	7.83		27,227	0.99		0.62		1.38	72
2004	9.02	0.08	2.60	(0.08)	—	11.62	29.80		28,088	1.07		0.81		1.33	74

Core Equity Fund
For the Period Ended September 30,
2008 (Unaudited)	$8.72	$0.04	$(0.79)	$(0.04)	$—	$7.93	(8.60)%		$91,671	1.26%		1.01%		1.42%	13%
For the Year Ended March 31,
2008	$10.33	$0.09	$(0.32)	$(0.09)	$(1.29)	$8.72	(3.25)	%(d)	$95,746	1.18	%(e)	0.87	%(e)	1.39%	31%
2007	10.45	0.11	1.24	(0.11)	(1.36)	10.33	13.09		108,580	1.22		1.06		1.32	36
2006	10.26	0.09	1.04	(0.10)	(0.84)	10.45	11.43		101,387	1.20		0.88		1.20	18
2005	9.67	0.09	0.96	(0.09)	(0.37)	10.26	11.00		105,864	1.23		0.90		1.23	11
2004	7.51	0.09	2.16	(0.09)	—	9.67	30.11		114,746	1.11		1.05		1.19	10
See accompanying notes to financial statements.

Financial Highlights
For a Share Outstanding

				Dividends to
		Investment Activities		Shareholders from:			Ratios/Supplemental Data
			Net Realized
			and
			Unrealized									Net
			Gains		Net Realized	Net						Investment
	Net Asset	Net	(Losses) on		Gains on	Asset			Net Assets,	Expenses		Income		Expenses
	Value,	Investment	Investments	Net	Investments	Value,			End of	to Average		(Loss) to		to Average
	Beginning	Income	and Foreign	Investment	and Foreign	End of	Total		Period	Net		Average Net		Net	Portfolio
	of Period	(Loss)	Currency	Income	Currency	Period	Return(a)		(000’s)	Assets(b)		Assets(b)		Assets*(b)	Turnover

Large Cap Growth Fund
For the Period Ended September 30,
2008 (Unaudited)	$8.60	$0.01	$(0.47)	$(0.01)	$—	$8.13	(5.34)%		$25,524	1.25%		0.17%		1.81%	6%
For the Period Ended March 31,
2008(g)	$10.00	$— (c)	$(1.40)	$—	$—	$8.60	(14.00)%		$23,509	1.95%		0.03%		2.41%	6%

Growth Opportunities Fund
For the Period Ended September 30,
2008 (Unaudited)	$13.16	$0.01	$(1.10)	$—	$—	$12.07	(8.28)%		$60,151	1.27%		0.21%		1.43%	29%
For the Year Ended March 31,
2008	$15.21	$(0.02)	$(0.69)	$(0.05)	$(1.29)	$13.16	(5.50)	%(d)	$69,135	1.20	%(e)	(0.17)	%(e)	1.42%	73%
2007	16.12	(0.02)	0.81	—	(1.70)	15.21	5.31		70,521	1.26		(0.15)		1.37	51
2006	15.00	(0.09)	2.95	—	(1.74)	16.12	20.03		70,211	1.24		(0.56)		1.24	28
2005	13.64	(0.06)	1.42	—	—	15.00	9.97		78,371	0.99		(0.42)		1.25	47
2004	9.53	(0.05)	4.16	—	—	13.64	43.14		73,899	1.01		(0.44)		1.10	55

Small Company Fund
For the Period Ended September 30,
2008 (Unaudited)	$15.65	$0.04	$0.29	$(0.04)	$—	$15.94	2.10%		$44,210	1.41%		0.51%		1.57%	19%
For the Year Ended March 31,
2008	$19.47	$0.06	$(1.06)	$(0.06)	$(2.76)	$15.65	(5.87)	%(d)	$39,676	1.35	%(e)	0.37	%(e)	1.56%	27%
2007	20.08	0.08	1.77	(0.10)	(2.36)	19.47	9.56		45,845	1.38		0.41		1.48	31
2006	17.54	0.05	3.27	(0.05)	(0.73)	20.08	19.29		48,465	1.36		0.28		1.36	15
2005	17.18	0.02	0.50	(0.02)	(0.14)	17.54	3.00		45,709	1.39		0.13		1.39	6
2004	12.38	0.07	4.80	(0.07)	—	17.18	39.47		41,641	1.12		0.47		1.38	15

International Equity Fund
For the Period Ended September 30,
2008 (Unaudited)	$12.93	$0.17	$(3.27)	$—	$—	$9.83	(23.98)%		$72,943	1.49%		2.83%		1.74%	29%
For the Year Ended March 31,
2008	$15.21	$0.16	$(0.78)	$(0.15)	$(1.51)	$12.93	(5.40)	%(d)	$93,782	1.41	%(e)	1.10	%(e)	1.72%	68%
2007	13.48	0.12	2.36	(0.15)	(0.60)	15.21	18.70		85,896	1.44		0.97		1.65	49
2006	11.20	0.09	3.36	(0.09)	(1.08)	13.48	32.12		51,495	1.51		0.85		1.61	51
2005	11.23	0.05	0.83	(0.03)	(0.88)	11.20	7.96		32,307	1.59		0.59		1.69	145
2004	7.44	0.06	3.77	(0.04)	—	11.23	51.48		23,486	1.51		0.58		1.66	103

*	Ratios excluding waivers. Voluntary waivers may be stopped at any time.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Amount rounds to less than $0.005 per share.

(d)	During the year ended March 31, 2008, First National reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the total return was 0.06% for Short-Intermediate Bond Fund, 0.06% for Income Fund, 0.06% for Balanced Fund, and 0.06% for Core Equity Fund, 0.06% for Growth Opportunities Fund, 0.06% for Small Company Fund, and 0.06% for International Equity Fund. See note 8 in notes to financial statements.

(e)	During the year ended March 31, 2008, First National reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio were, 0.06% for Short-Intermediate Bond Fund, 0.06% for Income Fund, 0.06% for Balanced Fund, 0.06% for Core Equity Fund, 0.07% for Growth Opportunities Fund, 0.06% for Small Company Fund, and 0.06% for International Equity Fund. See note 8 in notes to financial statements.

(f)	Per share data calculated using average shares method.

(g)	Commenced operations on July 5, 2007.
See accompanying notes to financial statements.

SEMI-ANNUAL REPORT
First Focus FundsSM
Notes to Financial Statements
September 30, 2008 (unaudited)
1. Organization
First Focus Funds, Inc. (the “Company”) was organized in October, 1994 as a Nebraska corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company issuing its shares in series. The Company consists of eight series, the Short-Intermediate Bond Fund, the Income Fund, the Balanced Fund, the Core Equity Fund, the Large Cap Growth Fund, the Growth Opportunities Fund, the Small Company Fund and the International Equity Fund (collectively, the “Funds” and individually, a “Fund”). Each series represents a distinct portfolio with its own investment objectives and policies.
The Company is authorized to issue a total of 1,000,000,000 shares. All Funds presently offer Institutional Class shares without a sales charge.
Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business, the Company may enter into contracts with its vendors and others that provide general indemnifications. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
Recently Issued Accounting Pronouncements
In March 2008, the Financial Accounting Standards Board issued the Statement on Financial Accounting Standards (“SFAS”) No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS 161 is effective for fiscal periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.
Security Valuation
The net asset value per share of each Fund is determined once on each business day as of the close of the New York Stock Exchange, which is normally 4 p.m. Eastern Time. Each Fund’s net asset value per share is calculated by adding the value of all securities and other assets of the Fund, subtracting its liabilities and dividing the result by the number of its outstanding shares. In valuing a Fund’s assets for calculating the net asset value, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available including traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they traded on valuation date, or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt securities (other than short-term investments) are valued at prices furnished by a pricing service and are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price. Each Fund’s respective investment advisor, FNB Fund Advisers (“FNB”), a separately identifiable department of First National Bank of Omaha (“FNBO”) or Tributary Capital Management L.L.C. (“Tributary”), an affiliate of FNBO, assists the Board of Directors (the “Board”) which is responsible for this review and determination process. Short-term obligations (maturing within 60 days) may be valued on an amortized cost basis. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee pursuant to procedures established by the Board. Factors used in determining fair value include but are not limited to type of security or asset, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold and information as to any transactions or offers with respect to the security. The International Equity Fund has engaged a third party fair value service provider to systemically recommend the adjustment of closing market prices of securities traded principally in foreign markets.
Effective April 1, 2008, the Funds began applying the standards established under SFAS No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. One key component to the implementation of SFAS 157 included the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the following Funds’ net assets as of September 30, 2008:

		LEVEL 2 - Other
	LEVEL 1 - Quoted	Significant
	Prices	Observable Inputs
	Investments	Investments
Fund Name	in Securities	in Securities

Short-Intermediate Bond Fund	$646,162	$59,532,138
Income Fund	592,506	56,298,387
Balanced Fund	18,062,291	10,405,579
Core Equity Fund	95,974,022	—
Large Cap Growth Fund	24,756,126	544,704
Growth Opportunities Fund	60,484,178	2,187,162
Small Company Fund	44,927,367	—
International Equity Fund	71,130,311	693,728

Notes to Financial Statements (continued)
September 30, 2008 (unaudited)

	LEVEL 3 -
	Significant
	Unobservable
	Inputs	Total
	Investments	Investments
Fund Name	in Securities	in Securities

Short-Intermediate Bond Fund	$—	$60,178,300
Income Fund	—	56,890,893
Balanced Fund	—	28,467,870
Core Equity Fund	—	95,974,022
Large Cap Growth Fund	—	25,300,830
Growth Opportunities Fund	—	62,671,340
Small Company Fund	—	44,927,367
International Equity Fund	—	71,824,039
Securities Transactions and Investment Income
During the period, securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on the sale of securities and on foreign currency transactions are determined by comparing the identified cost of the security lot sold with the net sale proceeds.
Risk Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those securities.
Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Forward Foreign Currency Exchange Contracts
The International Equity Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The International Equity Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.
Foreign Currency Translation
The books and records of the Company are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
(I)	fair value of investment securities, other assets and liabilities at the current rate of exchange

(II)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.
Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 28%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim benefits of such treaties. If the value of more than 50% of a Fund’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, that Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.
Loans of Portfolio Securities
All Funds other than the International Fund may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with State Street Bank (“SSB”). Each Fund will limit its securities lending activity to 33 1/3% of its total assets. Security loans made pursuant to the Lending Agreement must maintain loan collateral with SSB at all times in an amount equal to no less than 100% of the current fair value of the loaned securities based on the prior day’s closing price in the form of cash or U.S. government obligations to secure the return of the loaned securities. Initial value of loan collateral must be no less than 102% of the fair value of the loaned securities plus the accrued interest on debt securities. SSB must, in accordance with SSB’s reasonable and customary practices, mark loaned securities and collateral to their fair value each business day based upon the fair value of the collateral and the loaned securities at the close of business employing the most recently available pricing information and receive and deliver collateral in order to maintain the value of the collateral at no less than 100% of the fair value of the loaned securities. Cash collateral received is invested by SSB pursuant to the terms of the Lending Agreement.
According to the terms of the Lending Agreement, each Fund retains 70% of the income generated from the lending of its securities, of which a fixed amount is allocated to First National Bank of Omaha (“First National”) based on actual costs incurred and which is approved by the Board of Directors, and SSB retains 30% of the respective securities lending income. For the fiscal period, First National received $2,397 for their lending services as custodian. “Income from securities lending” as presented on the Statements of Operations is shown net of income received by First National and SSB. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received can not be sold or re-pledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between SSB and the Funds in accordance with the Lending Agreement.

SEMI-ANNUAL REPORT
First Focus FundsSM
Notes to Financial Statements (continued)
September 30, 2008 (unaudited)
In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.
The value of loaned securities and related collateral outstanding at September 30, 2008 was as follows:

	Value of	Value of
Fund	Cash Collateral	Securities Loaned

Short-Intermediate Bond Fund	$10,441,482	$10,403,450
Income Fund	4,146,653	4,101,645
Balanced Fund	127,281	127,674
Growth Opportunities Fund	214,346	227,900
Cash collateral received for securities on loan was invested in the Securities Lending Quality Trust, an unregistered New Hampshire Trust (the “Trust”). The Trust is a pool of assets comprised of certificates of deposit, asset-backed securities, corporate bonds, bank notes, repurchase agreements, commercial paper, U.S. Government Agencies, deposit notes, time deposits and asset-backed commercial paper.
Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid or not is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At September 30, 2008, the International Equity Fund held illiquid securities representing 1.82% of net assets. The illiquid securities in the International Equity Fund held as of September 30, 2008 are identified below:

	Acquisition		Acquisition
Security	Date		Cost	Shares	Fair Value

Asia Enterprises Holding Ltd.	(a	)	$300,850	940,000	$216,755
Cheuk Nang Holdings Ltd.	(b	)	388,835	407,857	89,297
Evergreen Fibreboard, Berhad	(c	)	318,571	574,800	155,777
MorphoSys AG	(d	)	383,088	6,081	373,854
The Thai Capital Fund, Inc.	(e	)	469,418	38,664	313,952
Victory City Interntional Holdings Ltd.	(f	)	275,363	854,000	178,836

(a)	Purchased on various dates beginning 9/27/07.

(b)	Purchased on various dates beginning 5/14/07.

(c)	Purchased on various dates beginning 10/12/07.

(d)	Purchased on various dates beginning 6/25/07.

(e)	Purchased on various dates beginning 8/22/07.

(f)	Purchased on various dates beginning 1/26/06.
Allocation of Expenses
Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund of the Company are allocated among the respective Funds based upon relative net assets or another appropriate basis.
Distributions to Shareholders
Dividends from net investment income are declared daily and paid monthly for the Short-Intermediate Bond and Income Funds. The Core Equity, Small Company and Large Cap Growth Funds declare and pay dividends monthly, the Balanced Fund declares and pays dividends quarterly and the Growth Opportunities and International Equity Funds declare and pay dividends annually. Distributions of net realized capital gains, if any, will be declared and distributed at least annually for all the Funds. Distributions from net income may differ significantly from book income due to certain tax elections made by the Funds.
3. Related Party Transactions
The Funds have agreements with their respective advisors to furnish investment advisory services to the Funds. Under the terms of these agreements, the Funds pay a monthly fee at the annual rate of the following percentages on average daily net assets: to FNB, 0.50% for the Short-Intermediate Bond Fund, 0.60% for the Income Fund, 0.75% for the Core Equity Fund, 0.90% for the Large Cap Growth Fund, 0.85% for the Small Company Fund, 1.00% for the International Equity Fund; to Tributary, 0.75% for the Balanced and Growth Opportunities Funds.
Riverbridge Partners, LLC (“Riverbridge”) serves as the investment sub-advisor to the Large Cap Growth Fund. Under the terms of an agreement between FNB and Riverbridge, FNB pays Riverbridge a monthly fee of 0.45% of the average daily net assets of the Large Cap Growth Fund.
KBC Asset Management International Ltd. (“KBCAM”), a subsidiary of KBCAM Limited, serves as the investment sub-advisor to the International Equity Fund. Under the terms of an agreement between FNB and KBCAM, FNB pays KBCAM a monthly fee of 0.50% of the average daily net assets of the International Equity Fund.
FNB also serves as custodian for each of the Funds, with the exception of the International Equity Fund for which Union Bank of California N.A. (“UBOC”) acts as custodian. FNB, as custodian, receives compensation from each of the Funds for its services in an amount equal to a fee, computed daily and payable monthly, at an annual rate of 0.03% of each Fund’s average daily net assets. UBOC receives as compensation from the International Equity Fund a fee, computed daily and paid quarterly, at an annual rate of 0.065% of the Fund’s average daily net assets, subject to a minimum fee of $10,000 annually plus certain out-of-pocket expenses.
Prior to September 19, 2008, The Northern Trust Company acted as custodian for the International Equity Fund. The Northern Trust Company received as compensation from the International Equity Fund a fee, computed daily and paid quarterly, at an annual rate of 0.065% of the Fund’s average daily net assets, subject to a minimum fee of $15,000 annually.
DST Systems, Inc., is the transfer agent, whose functions include disbursing dividends and other distributions.

Notes to Financial Statements (continued)
September 30, 2008 (unaudited)
Citi Fund Services Ohio, Inc. (“Citi”) and FNBO act as Co-Administrators of the Funds. As compensation for its administrative services, each Co-Administrator is entitled to a fee, calculated daily and paid monthly computed off of the Company’s average daily net assets. FNBO receives 0.07% of the Company’s average daily net assets. Citi receives a fee based at the annual rate of 0.08% of the Company’s first $600 million of average daily net assets, 0.04% of the Company’s average daily net assets between $600 million and $800 million and 0.03% of the Company’s average daily net assets over $800 million, subject to an aggregate minimum fee of $30,000 per Fund. Citi also serves as fund accountant and, as such, is entitled to certain out-of-pocket expenses.
Under a Compliance Services Agreement between the Funds and Citi (the “Agreement”), Citi makes an employee available to serve as the Funds’ AML Compliance Officer and Chief Compliance Officer (the “CCO”). Under the Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid Citi $54,299 for the period ended September 30, 2008, plus certain out-of-pocket expenses. Citi pays the salary and other compensation earned by any such individuals as employees of Citi.
The advisers, sub-advisors, custodian and the Co-Administrators may periodically volunteer to reduce all or a portion of their fees with respect to one or more of the Funds. These voluntary waivers may be terminated at any time. The advisors, sub-advisors, custodian and the Co-Administrators may not seek reimbursement of such voluntarily reduced fees at a later date. The reduction of such fees will cause the yield and total return of any Fund to be higher than it would be in the absence of such reductions. These waivers are not subject to recoupment in subsequent fiscal periods.
Northern Lights Distributors, LLC (the “Distributor”) acts as Distributor for each of the Funds pursuant to Underwriting Agreement with the Company. Prior to May 1, 2008, Foreside Distribution Services, L.P. acted as distributor for each of the Funds.
The Company has adopted an Administrative Services Plan, which allows the Funds to charge a shareholder services fee, pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions, that may include the advisors, their correspondent and affiliated banks and the Co-Administrators (each a “Service Organization”). Such Service Organizations agree to provide certain recordkeeping and/or administrative support services for their customers or account holders who are the beneficial or record owner of the shares of a Fund. The Funds’ Servicing Agreement with FNBO provides that FNBO receives an annual fee at the rate of 0.25% of the average aggregate net asset value of the Funds held during the period by customers for whom FNBO provided services under the Servicing Agreement. The amounts charged to the Funds and paid to FNBO for shareholder service fees are reported within the Statements of Operations.
4. Investment Transactions
The aggregate purchases and sales of securities, excluding U.S. Government securities and short-term investments (maturing less than one year from acquisition), for the period ended September 30, 2008 were as follows:

	Purchases	Sales

Short-Intermediate Bond Fund	$2,705,726	$1,142,902
Income Fund	2,572,496	4,000,348
Balanced Fund	10,774,332	5,150,621
Core Equity Fund	16,590,759	11,743,716
Large Cap Growth Fund	4,929,006	1,537,180
Growth Opportunities Fund	21,810,781	17,166,027
Small Company Fund	11,420,769	7,791,709
International Equity Fund	28,156,487	25,630,065
The aggregate purchases and sales of long-term U.S. Government securities for the period ended September 30, 2008 were as follows:

	Purchases	Sales

Short-Intermediate Bond Fund	$7,203,082	$4,912,586
Income Fund	15,285,241	15,760,005
Balanced Fund	2,260,775	750,000
5. Capital Share Transactions
The Company is authorized to issue a total of 1,000,000,000 shares of common stock, 999,999,990 of which may be issued in series with a par value of $0.00001 per share. The Board is empowered to allocate such shares among different series of the Company’s shares without shareholder approval.
6. Federal Income Taxes
It is each Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders sufficient to relieve it from all, or substantially all, federal income taxes. Therefore, no provision is made for federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.

SEMI-ANNUAL REPORT
First Focus FundsSM
Notes to Financial Statements (continued)
September 30, 2008 (unaudited)
At September 30, 2008, the cost basis, gross unrealized appreciation, and depreciation on securities and net unrealized appreciation/depreciation for federal income tax purposes were as follows:

		Tax Unrealized	Tax Unrealized	Net Tax Unrealized
	Tax Cost	Appreciation	(Depreciation)	Appreciation (Depreciation)

Short-Intermediate Bond Fund	$60,422,606	$1,231,835	$(1,476,141)	$(244,306)
Income Fund	58,844,233	745,630	(2,698,970)	(1,953,340)
Balanced Fund	29,441,504	2,426,508	(3,400,142)	(973,634)
Core Equity Fund	82,518,522	18,570,897	(5,115,397)	13,455,500
Large Cap Growth Fund	29,192,308	368,751	(4,260,229)	(3,891,478)
Growth Opportunities Fund	59,804,139	8,160,071	(5,292,870)	2,867,201
Small Company Fund	37,489,966	9,165,511	(1,728,110)	7,437,401
International Equity Fund	88,229,994	3,897,360	(20,303,315)	(16,405,955)
The difference between book-basis and tax-basis unrealized appreciated/depreciation are attributable primarily to tax deferral of losses on wash sales, the difference on investments in passive foreign investment companies and amortization/accretion.
The tax character of dividends and distributions paid during the years ended March 31, 2008 and 2007 were as follows:

	Distributions Paid From
	Ordinary Income		Net Long Term Capital Gains		Total Distributions Paid*
	2008	2007	2008	2007	2008	2007
Short-Intermediate Bond Fund	$2,135,784	$2,334,527	$—	$—	$2,135,784	$2,334,527
Income Fund	2,919,608	2,406,071	—	—	2,919,608	2,406,071
Balanced Fund	917,135	279,134	4,352,283	40,715	5,269,418	319,849
Core Equity Fund	2,508,686	1,126,246	10,811,487	13,007,392	13,320,173	14,133,638
Growth Opportunities Fund	455,020	834,237	6,516,029	6,743,335	6,971,049	7,577,572
Small Company Fund	375,893	515,399	5,759,230	4,869,541	6,135,123	5,384,940
International Equity Fund	4,023,743	2,456,853	6,491,510	1,313,353	10,515,253	3,770,206

*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
As of March 31, 2008, the components of Accumulated Earning (Deficit) on a tax basis were as follows:

							Total
	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
	Ordinary	Long-Term	Accumulated	Dividends	Capital and	Appreciation/	Earnings/
	Income	Capital Gains	Earnings	Payable	Other Losses	(Depreciation)	(Deficit)

Short-Intermediate Bond Fund	$301,867	$—	$301,867	$(100,925)	$(4,857,888)	$897,339	$(3,759,607)
Income Fund	433,971	—	433,971	(131,548)	(2,885,675)	832,366	(1,750,886)
Balanced Fund	3,455	544,935	548,390	—	—	2,761,645	3,310,035
Core Equity Fund	—	1,366,839	1,366,839	—	—	18,715,533	20,082,372
Large Cap Growth Fund	3,380	—	3,380	—	(8,986)	(2,432,608)	(2,438,214)
Growth Opportunities Fund	—	5,594,039	5,594,039	—	—	10,157,470	15,751,509
Small Company Fund	152,100	654,073	806,173	—	—	6,630,619	7,436,792
International Equity Fund	178,773	1,019,684	1,198,457	—	—	3,852,257	5,050,714

*	Dividends payable may differ from the amount reported in the Statements of Assets and Liabilities becauise dividends reinvested on March 31, 2008 are booked as capital for financial reporting purposes but are reflected as a payable for tax purposes.

Notes to Financial Statements (continued)
September 30, 2008 (unaudited)
Under current tax law, certain capital losses realized after October 31 and within the taxable year may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended March 31, 2008, the Funds deferred to April 1, 2008, post-October capital losses of:

Post-October Losses

Short-Intermediate Bond Fund	$940,131
Income Fund	208,471
Large Cap Growth Fund	2,935
As of March 31, 2008, the following Funds had net capital loss carryforwards, which are available to offset future net realized capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	2010	2011	2012	2013	2014	2015	2016	Total

Short-Intermediate Bond Fund	$—	$449,594	$—	$324,830	$743,510	$1,593,824	$805,999	$3,917,757
Income Fund	316,978	—	140,465	232,436	813,966	894,865	278,494	2,677,204
Large Cap Growth Fund	—	—	—	—	—	—	6,051	6,051
The Funds comply with FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reaction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 includes a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions including federal tax (i.e., the last four tax year ends and the interim tax period since then). FIN 48 did not impact the Funds’ net assets or results of operations.
7. Concentration of Credit Risk
The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, lack of liquidity, low market capitalizations, foreign currency fluctuations, and the level of governmental supervision and regulation of securities markets in the respective countries.
8. Regulatory Matters
As disclosed in the 2006 Annual Report, the U.S. Securities and Exchange Commission conducted an examination of FNB related to past payment of certain marketing and other expenses. Subsequently, FNB agreed to pay the Funds $313,681. This payment was made in December 2007. This amount was allocated to each Fund based on the average net assets of the Fund on the date of the distribution. The impact to the total return, net expense ratio and net income ratio are disclosed in the Financial Highlights.
9. Subsequent Event
Effective October 1, 2008, all funds other than the International Equity Fund may lend their securities pursuant to a securities lending agreement with Union Bank of California, National Association (“UBOC”). Also, effective October 1, 2008, the International Equity Fund may lend its securities pursuant to a securities lending agreement with UBOC.

SEMI-ANNUAL REPORT
First Focus FundsSM
Additional Fund Information
September 30, 2008 (unaudited)
Review and Approval of the Funds’ Advisory and Sub-Advisory Agreements
On May 29, 2008, the Board of Directors (the “Board”) of First Focus Funds, Inc. (the “Company” or the “Funds”), including all of the Directors who are not parties to any of the investment advisory or subadvisory agreements for the Company or “interested persons”, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of any party to such agreements (the “Independent Directors”) approved (i) the renewal of the Investment Advisory Agreement dated December 20, 1994, as amended (the “FNB Agreement”), between the Funds and FNB Fund Advisors (“FNB”), the investment adviser to the First Focus Large Cap Growth Fund, First Focus International Equity Fund, First Focus Small Company Fund, First Focus Core Equity Fund, First Focus Balanced Fund, First Focus Short/Intermediate Bond Fund, and First Focus Income Fund (the “FNB Funds”); (ii) the renewal of the Investment Advisory Agreement dated February 14, 2005 (the “Tributary Agreement”) between the Funds and Tributary Capital Management, LLC (“Tributary”), the investment adviser for the First Focus Growth Opportunities Fund and the First Focus Balanced Fund (the “Tributary Funds”); (iii) the renewal of the Subadvisory Agreement dated April 15, 2002 (the “KBC Agreement”) between the Funds and KBC Asset Management International Limited (“KBC”), the investment sub-adviser to the First Focus International Equity Fund (the “International Fund”); and (iv) the renewal of the Subadvisory Agreement dated June 19, 2007 (the “Riverbridge Agreement”) between the Funds and Riverbridge Partners, LLC (“Riverbridge”), the investment sub-adviser to the First Focus Large Cap Growth Fund (the “LCGF”).
In its deliberations, the Board did not identify any single piece of information that was controlling or determinative for its decision respecting the FNB Agreement. However, the following are the Board’s conclusions respecting the material factors the Board considered when approving the renewal of the FNB Agreement:
•	The Board concluded that the nature, extent and quality of the services to be provided by FNB to the FNB Funds, including its reputation, expertise and resources in the financial markets in which the Funds for which FNB serves as portfolio manager (the “FNB Portfolios”) invest, would continue to benefit the FNB Funds by achieving above-average performance while providing superior responsiveness to the Board’s and the FNB Funds’ shareholders’ concerns, especially as compared to other portfolio managers of similar asset classes using similar strategies for portfolios of similar size. The Board also concluded that FNB’s financial condition, brokerage practices, commitment to compliance, overall high quality of personnel, lack of possible conflicts of interest, regulatory exam history, and the experience of its portfolio managers all demonstrated that FNB would continue to benefit the FNB Funds by providing exceptional performance while maintaining exceptional business practices.
•	The Board concluded that FNB’s prior investment performance, which demonstrated effective performance over time, demonstrated that FNB could continue to increase the value of the FNB Portfolios’ assets over time at a favorable rate and that FNB had the requisite expertise to effectively manage the FNB Portfolios.
•	The Board concluded that the costs of the services provided by FNB in relation to its advisory fees, and accordingly, the profits realized by FNB as a result of its services to the FNB Funds, were reasonable in light of the extent of the resources and level of service FNB provides the FNB Funds, and in comparison to advisory fees paid by other funds having similar size and investment strategies.
•	The Board compared the fees to be paid to FNB and the FNB Funds’ respective overall expense ratios to a peer group of substantially similar mutual funds and concluded that the proposed fees and expense ratios were in the middle range of what other managers charged for advisory services to such similar funds. These comparisons assisted the Board in making its determinations by demonstrating that the fees were competitive in the marketplace and not unusually high, considering the level of service the FNB Funds could expect to continue to receive from FNB.
In making its determinations, the Board determined that economies of scale to be achieved as assets in the FNB Funds grow were not relevant to its determinations, because (i) given the distribution methods currently utilized by the FNB Funds, it was difficult to foresee when the FNB Funds’ assets could grow to the point where FNB’s expenses, as a percentage of its fees, would be materially reduced, and (ii) FNB had demonstrated over time its willingness to voluntarily waive its portion of any advisory fees in order to maintain an overall acceptable level of advisory fees. The Board further determined that the benefits to be received by FNB or its affiliates (excluding the advisory fees), such as soft dollars, were not relevant to its determinations, because FNB does not utilize any soft dollar arrangements.
In its deliberations, the Board did not identify any single piece of information that was controlling or determinative for its decision respecting the Tributary Agreement. However, the following are the Board’s conclusions respecting the material factors the Board considered when approving the renewal of the Tributary Agreement:
•	The Board concluded that the nature, extent and quality of the services to be provided by Tributary to the Tributary Funds, including its reputation, expertise and resources in the financial markets in which the Tributary Funds invest, would continue to benefit the Tributary Funds by achieving above-average performance while providing superior responsiveness to the Board’s and the Tributary Funds’ shareholders’ concerns, especially as compared to other portfolio managers of similar asset classes using similar strategies for portfolios of similar size. The Board also concluded that Tributary’s financial condition, brokerage practices, commitment to compliance, overall high quality of personnel, lack of possible conflicts of interest, regulatory exam history, and the experience of its portfolio managers all demonstrated that Tributary would continue to benefit the Tributary Funds by providing exceptional performance while maintaining exceptional business practices.

Additional Fund Information (continued)
September 30, 2008 (unaudited)
•	The Board concluded that Tributary’s prior investment performance, which demonstrated effective performance over time, demonstrated that Tributary could continue to increase the value of the Tributary Funds’ assets over time at a favorable rate and that Tributary had the requisite expertise to effectively manage the Tributary Funds.

•	The Board concluded that the costs of the services provided by Tributary in relation to its advisory fees, and accordingly, the profits realized by Tributary as a result of its services to the Tributary Funds, were reasonable in light of the extent of the resources and level of service Tributary provides the Tributary Funds, and in comparison to advisory fees paid by other funds having similar size and investment strategies.

•	The Board compared the fees to be paid to Tributary and the Tributary Funds’ respective overall expense ratios to a peer group of substantially similar mutual funds and concluded that the proposed fees and expense ratios were in the middle range of what other managers charged for advisory services to such similar funds. These comparisons assisted the Board in making its determinations by demonstrating that the fees were competitive in the marketplace and not unusually high, considering the level of service the Tributary Funds could expect to continue to receive from Tributary.
In making its determinations, the Board determined that economies of scale to be achieved as assets in the Tributary Funds grow were not relevant to its determinations, because (i) given the distribution methods currently utilized by the Tributary Funds, it was difficult to foresee when the Tributary Funds’ assets could grow to the point where Tributary’s expenses, as a percentage of its fees, would be materially reduced, and (ii) Tributary had demonstrated over time its willingness to voluntarily waive its portion of any advisory fees in order to maintain an overall acceptable level of advisory fees. The Board further determined that the benefits to be received by Tributary or its affiliates (excluding the advisory fees), such as soft dollars, were not relevant to its determinations, because Tributary does not utilize any soft dollar arrangements.
In its deliberations, the Board did not identify any single piece of information that was controlling or determinative for its decision respecting the KBC Agreement. However, the following are the Board’s conclusions respecting the material factors the Board considered when approving the renewal of the KBC Agreement:
•	The Board concluded that the nature, extent and quality of the services provided by KBC to the International Fund, including its reputation, expertise and resources in the financial markets in which the International Fund invests, would continue to benefit the International Fund by achieving effective performance while providing excellent responsiveness to the Board’s and the International Fund shareholders’ concerns, especially as compared to other portfolio managers of similar asset classes using similar strategies for portfolios of similar size. The Board also concluded that KBC’s financial condition, brokerage practices, commitment to compliance, overall high quality of personnel, lack of possible conflicts of interest, regulatory exam history, and the experience of its portfolio managers all demonstrated that KBC would continue to benefit the International Fund by providing effective performance while maintaining exceptional business practices. The Board further concluded that the quality of the services KBC had provided to the International Fund demonstrated that the International Fund could expect to continue to receive the same level of high quality service.

•	The Board concluded that KBC’s prior investment performance, which demonstrated superior performance over time, demonstrated that KBC would likely continue to increase the value of the International Fund’s assets over time at a favorable rate and that KBC has the requisite expertise to effectively manage the International Fund’s portfolio.

•	The Board concluded that the costs of the services provided by KBC in relation to its subadvisory fee, and accordingly, the profits to realized by KBC as a result of its services to the International Fund, were reasonable in light of the extent of the resources and level of service KBC provides in managing the International Fund, and in comparison to advisory fees paid by other funds having similar size and investment strategies. The Board further concluded that the cost of the services to be provided by FNB to the International Fund in relation to its advisory fee respecting the International Fund were reasonable in light of the extent of the resources and level of service KBC would continue to provide the International Fund, and in comparison to advisory fees paid by other funds having similar size and investment strategies.

•	The Board compared the services provided by KBC to the level of services which could be expected to be provided by larger investment advisers and concluded that KBC had demonstrated over time that it has been better able to respond to Board and International Fund shareholder concerns and timely implement changes to the benefit of the International Fund.

•	The Board compared the subadvisory fees paid to KBC, the fees to be paid to FNB under the FNB Agreement respecting the International Fund, and the International Fund’s overall expense ratio to a peer group of substantially similar mutual funds and concluded that the proposed fees and expense ratio were in the middle range of what other managers charged for advisory services to such similar funds. These comparisons assisted the Board in making its determinations by demonstrating that the fees were competitive in the marketplace and not unusually high, considering the level of service the International Fund could expect to continue to receive from both KBC and FNB.
In making its determinations, the Board determined that economies of scale to be achieved as assets in the International Fund grow were not relevant to its determinations, because KBC and FNB had demonstrated over time their willingness to voluntarily waive portions of their advisory fees in order to maintain an overall acceptable level of advisory fees. The Board further determined that the benefits to be received by KBC and FNB or their respective affiliates (excluding the advisory fees), such as soft dollars, were not relevant to its determinations, because neither KBC nor FNB utilize any soft dollar arrangements.

SEMI-ANNUAL REPORT
First Focus FundsSM
Additional Fund Information (continued)
September 30, 2008 (unaudited)
In its deliberations, the Board did not identify any single piece of information that was controlling or determinative for its decision respecting the Riverbridge Agreement. However, the following are the Boards conclusions respecting the material factors the Board considered when approving the renewal of the Riverbridge Agreement:
•	The Board concluded that the nature, extent and quality of the services to be provided by Riverbridge to the LCGF, including its reputation, expertise and resources in domestic financial markets, would likely benefit the LCGF by achieving above-average performance while providing better responsiveness to the Board’s and the LCGF shareholders’ concerns, especially as compared to other portfolio managers of similar asset classes using similar strategies for portfolios of similar size. The Board also concluded that Riverbridge’s financial condition, brokerage practices, commitment to compliance, overall high quality of personnel, lack of possible conflicts of interest, regulatory exam history, and the experience of its portfolio managers all demonstrated that Riverbridge would benefit the LCGF by providing effective performance while maintaining exceptional business practices. The Board further concluded that the quality of the services Riverbridge had provided to the Funds demonstrated that the Funds could expect to continue to receive the same level of high quality service respecting the LCGF.

•	The Board concluded that Riverbridge’s prior investment performance, which demonstrated superior performance over time, demonstrated that Riverbridge would likely increase the value of the LCGF’s assets over time at a favorable rate and that Riverbridge had the requisite expertise to effectively manage the intended portfolio of the LCGF.

•	The Board concluded that the costs of the services provided by Riverbridge in relation to its subadvisory fee, and accordingly, the profits to be realized by Riverbridge as a result of its services to the LCGF, were reasonable in light of the extent of the resources and level of service Riverbridge committed to managing the LCGF, and in comparison to advisory fees paid by other funds having similar size and investment strategies. The Board further concluded that the cost of the services provided by Riverbridge to the LCGF in relation to its advisory fee under the Riverbridge Agreement were reasonable in light of the extent of the resources and level of service Riverbridge would continue to provide the Funds, and in comparison to advisory fees paid by other funds having similar size and investment strategies.

•	The Board compared the services provided by Riverbridge to the level of services which could be expected to be provided by larger investment advisers and concluded that because Riverbridge had fewer clients than the typical large cap growth manager having Riverbridge’s level of expertise, Riverbridge could be expected to not only continue to provide better service to the LCGF, but that it would also be more responsive to both the Board and the LCGF’s shareholders. The Board based this conclusion in part upon the Funds’ past experience with similarly-sized subadvisers which had demonstrated that when the client represents a larger portion of the manager’s client base, the client tends to receive better and more responsive service.

•	The Board compared the subadvisory fees paid to Riverbridge, the fees to be paid to FNB under the FNB Agreement respecting the LCGF, and the LCGF’s overall expense ratio to a peer group of substantially similar mutual funds and concluded that the proposed fees and expense ratio were in the middle range of what other managers charged for advisory services to such similar funds. These comparisons assisted the Board in making its determinations by demonstrating that the fees were competitive in the marketplace and not unusually high, considering the level of service the LCGF could expect to continue to receive from Riverbridge and FNB.
In making its determinations, the Board determined that economies of scale to be achieved as assets in the LCGF grow were not relevant to its determinations, because (i) given the distribution methods currently utilized by the Funds, it was difficult to foresee when the LCGF’s assets could grow to the point where Riverbridge’s or FNB’s expenses, as a percentage of their respective fees, would be materially reduced, and (ii) FNB and Riverbridge had demonstrated over time their willingness to voluntarily waive its portion of any advisory fees in order to maintain an overall acceptable level of advisory fees. The Board further determined that the benefits to be received by Riverbridge and FNB or their respective affiliates (excluding the advisory fees), such as soft dollars, were not relevant to its determinations, because neither Riverbridge nor FNB utilize any soft dollar arrangements.

Additional Fund Information (continued)
September 30, 2008 (unaudited)
Proxy Voting Policy
Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-662-4203. The information also is included in the Company’s Statement of Additional Information, which is available on the Funds’ website at www.firstfocusfunds.com and on the Securities and Exchange Commission’s website at http://ww.sec.gov.
Information relating to how each fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available by writing to the Company at P.O. Box 219022, Kansas City, Missouri, 64141-6002, by calling 1-800-662-4203 and on the Securities and Exchange Commission’s website at www.sec.gov.
Quarterly Holdings
The Company files a complete list of its portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the Securities and Exchange Commission’s website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-551-8090.

SEMI-ANNUAL REPORT
First Focus FundsSM
Additional Fund Information (continued)
September 30, 2008 (unaudited)
Table of Shareholder Expenses
As a shareholder of the First Focus Funds, you incur ongoing costs, including management fees, distribution fee and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the First Focus Funds and to compare these cost with the ongoing cost of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 through September 30, 2008.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	4/1/08	9/30/08	4/1/08 - 9/30/08	4/1/08 - 9/30/08

Short-Intermediate Bond Fund	$1,000.00	$986.50	$4.38	0.88%
Income Fund	1,000.00	974.60	3.76	0.76%
Balanced Fund	1,000.00	889.10	6.39	1.35%
Core Equity Fund	1,000.00	914.00	6.00	1.25%
Large Cap Growth Fund	1,000.00	946.60	6.10	1.25%
Growth Opportunities Fund	1,000.00	917.20	6.10	1.27%
Small Company Fund	1,000.00	1,021.00	7.14	1.41%
International Equity Fund	1,000.00	760.20	6.53	1.48%
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on each of the First Focus Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	4/1/08	9/30/08	4/1/08 - 9/30/08	4/1/08 - 9/30/08

Short-Intermediate Bond Fund	$1,000.00	$1,020.66	$4.46	0.88%
Income Fund	1,000.00	1,021.26	3.85	0.76%
Balanced Fund	1,000.00	1,018.30	6.83	1.35%
Core Equity Fund	1,000.00	1,018.80	6.33	1.25%
Large Cap Growth Fund	1,000.00	1,018.80	6.33	1.25%
Growth Opportunities Fund	1,000.00	1,018.70	6.43	1.27%
Small Company Fund	1,000.00	1,018.00	7.13	1.41%
International Equity Fund	1,000.00	1,017.65	7.49	1.48%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

Directors and Officers
September 30, 2008

	Position(s) Held	Length of Time
Name, Address, and Age	with the Company	Served	Principal Occupation(s) During Past 5 Years

INTERESTED DIRECTORS*

Mike Summers 1620 Dodge Street Omaha, NE 68102 Age: 43	President/Director	Since November, 2007	Chief Financial Officer of First National Nebraska, Inc., (November 2006 to present); Chief Financial Officer, Transgenomic, Inc. (August 2004 to November 2006); General Manager of C&A Industries (February 2003 to August 2004). No other directorships.

INDEPENDENT DIRECTORS

Robert A. Reed 2600 Dodge Street Omaha, NE 68131 Age: 67	Director	Since 1994	President and Chief Executive Officer, Physicians Mutual Insurance Company and Physicians Life Insurance Company (1974 to present). No other directorships

Gary D. Parker 1620 Dodge Street Stop 1060 Omaha, NE 68102 Age: 61	Director	Since 2004	Retired; President, Chief Executive Officer and Chairman, Lindsay Manufacturing Co., a publicly owned manufacturer of farm irrigation systems, for more than five years. No other directorships of public companies.

OTHER EXECUTIVE OFFICERS

Christopher E. Sabato 3435 Stelzer Road Columbus, OH 43219 Age: 39	Treasurer	Since September, 2008	Senior Vice President, Fund Administration, Citi Fund Services (since 1993).

Eric Phipps 3435 Stelzer Road Columbus, OH 43219 Age: 37	Chief Compliance and AML Officer	Since March 2008	Director of Compliance, Citi Fund Services Ohio, Inc. (October 2004 to May 2006); Vice President, Citi Fund Services, Inc. (December 1995 to October 2004).

Jack P. Huntington 3435 Stelzer Road Columbus, OH 43219 Age: 38	Secretary	Since October, 2008	Counsel, Citi Fund Services Ohio, Inc. (September 2008 to present); Senior Counsel, MetLife Group, Inc. (October 2004 to September 2008); Director and Associate Counsel, PFPC, Inc. (October 2003 to October 2004).

*	As defined in the 1940 Act. Mr. Summers is an interested Director because he is an officer of First National of Nebraska, Inc., the parent of FNB Fund Advisers, an investment adviser for six of the Funds.
The Statement of Additional Information includes additional information about the Directors of the Company and is available, without charge, by calling 1-800-662-4203 and on the Funds’ website at www.firstfocusfunds.com.

Investment Adviser FNB Fund Advisers First National Bank 1620 Dodge Street, Stop 1075 Omaha, Nebraska 68197 Tributary Capital Management First National Bank P.O. Box 555 Fort Collins, Colorado 80522 Investment Sub-Adviser (Large Cap Growth Fund only) Riverbridge Partners, LLC Midwest Plaza West 801 Nicollet Mall, Suite 600 Minneapolis, Minnesota 55402 This report has been prepared for the general information of First Focus Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective First Focus Funds prospectus. The prospectus contains more complete information about First Focus Funds’ investment objectives, management fees and expenses, risks and operating policies. Please read the prospectus carefully before investing or sending money. For more information call 1-800-662-4203 or write to: First Focus Funds Service Center P.O. Box 219022 Kansas City, Missouri 64121-9022 or goto: www.firstfocusfunds.com (International Equity Fund only) KBC Asset Management International Ltd. Joshua Dawson House Dawson Street Dublin 2, Ireland Custodian First National Bank 1620 Dodge Street, Stop 1075 Omaha, Nebraska 68197 (international Equity Fund only) Union Bank of California N.A. 350 California Street, Suite 600 San Francisco, California 94104 Administrator Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, Ohio 43219 Distributor m Northern Lights Distributors, LLC 4020 South 147th Street Omaha, Nebraska 68137 Legal Counsel Husch Blackwell Sanders LLP 1620 Dodge Street, Suite 2100 Omaha, Nebraska 68102 Independent Registered Public Accounting Firm KPMG LLP 191 W. Nationwide Blvd., Suite 500 Columbus, Ohio 43215 TFOCUS FUNDS Value. Stability. Service. FFF-SAR-0908 11/08

Item 2. Code of Ethics.
     Not applicable — only for annual reports.
Item 3. Audit Committee Financial Expert.
     Not applicable — only for annual reports.
Item 4. Principal Accountant Fees and Services.
     Not applicable — only for annual reports.
Item 5. Audit Committee of Listed Registrants.
     Not applicable.
Item 6. Investments.
     (a) Not applicable.
     (b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
     Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
     Not applicable.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)(1)	Not applicable. Only effective for annual reports.
(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) First Focus Funds, Inc.

By (Signature and Title)*	/s/ Christopher E. Sabato

Christopher E. Sabato, Treasurer
Date 11/20/2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher E. Sabato

Christopher E. Sabato, Treasurer
Date 11/20/2008

By (Signature and Title)*	/s/ Mike Summers

Mike Summers, President
Date 11/20/2008

*	Print the name and title of each signing officer under his or her signature.